UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2016

Mirova Global Sustainable Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Portfolio Review  page 1

Portfolio of Investments  page 18

Financial Statements  page  39

Notes to Financial Statements  page 65

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols
Jens Peers, CFA®	Class A ESGMX
Suzanne Senellart	Class C ESGCX
Hua Cheng, CFA®, PhD	Class Y ESGYX
Natixis Asset Management U.S., LLC (“Natixis AM US”)

Investment Goal

The Fund seeks long-term capital appreciation.

Total Returns — June 30, 20163

Life of Fund

Class A (Inception 3/31/16)
NAV	-1.00%
With 5.75% Maximum Sales Charge	-6.69

Class C (Inception 3/31/16)
NAV	-1.20
With CDSC[1]	-2.19

Class Y (Inception 3/31/16)
NAV	-0.90

Comparative Performance
MSCI World Index (Net)[2]	1.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies. You may not invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

NATIXIS OAKMARK FUND

Managers	Symbols
William C. Nygren, CFA®	Class A NEFOX
Kevin G. Grant, CFA®	Class C NECOX
M. Colin Hudson, CFA®	Class Y NEOYX
Michael J. Mangan, CFA®
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 5/6/31)
NAV	0.49%	-3.52%	9.83%	6.23%
With 5.75% Maximum Sales Charge	-5.31	-9.08	8.54	5.60

Class C (Inception 5/1/95)
NAV	0.12	-4.22	9.02	5.45
With CDSC[1]	-0.85	-5.12	9.02	5.45

Class Y (Inception 11/18/98)
NAV	0.62	-3.27	10.10	6.55

Comparative Performance
S&P 500® Index[2]	3.84	3.99	12.10	7.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA®	Class A NOIAX
Robert A. Taylor, CFA®	Class C NOICX
Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	Life of Fund

Class A (Inception 12/15/10)
NAV	-10.17%	-19.10%	1.64%	2.47%
With 5.75% Maximum Sales Charge	-15.34	-23.73	0.45	1.38

Class C (Inception 12/15/10)
NAV	-10.60	-19.80	0.87	1.69
With CDSC[1]	-11.49	-20.59	0.87	1.69

Comparative Performance
MSCI World ex USA Index (Net)[2]	-2.98	-9.84	1.23	2.22

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States. The index calculates reinvested dividends net of withholding taxes using Luxembourg tax rates.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A NEFJX
Chad D. Fargason	Class C NEJCX
Chris D. Wallis, CFA®	Class Y NEJYX
Scott J. Weber, CFA®
Vaughan Nelson Investment Management, L.P.

Effective July 31, 2009, the fund was closed to new investors.

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/31/96)
NAV	3.80%	-4.30%	10.21%	9.53%
With 5.75% Maximum Sales Charge	-2.16	-9.79	8.91	8.88

Class C (Inception 12/31/96)
NAV	3.42	-5.02	9.39	8.71
With CDSC[1]	2.42	-5.79	9.39	8.71

Class Y (Inception 8/31/06)[2]
NAV	3.98	-4.05	10.49	9.82

Comparative Performance
Russell 2000® Value Index[3]	6.08	-2.58	8.15	5.15

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	Prior to the inception of Class Y shares (8/31/06), performance is that of Class A shares and reflects the higher net expenses of that share class.

3

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A VNVAX
Chad D. Fargason	Class C VNVCX
Chris D. Wallis, CFA®	Class N VNVNX
Scott J. Weber, CFA®	Class Y VNVYX
Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20163

	6 Months	1 Year	5 Years	Life of Class

Class A (Inception 10/31/08)				Class A/C/Y	Class N
NAV	-2.15%	-12.28%	8.41%	12.77%	—%
With 5.75% Maximum Sales Charge	-7.76	-17.33	7.13	11.90	—

Class C (Inception 10/31/08)
NAV	-2.51	-12.95	7.60	11.94	—
With CDSC[1]	-3.46	-13.78	7.60	11.94	—

Class N (Inception 5/1/13)
NAV	-1.92	-11.94	—	—	9.04

Class Y (Inception 10/31/08)
NAV	-1.97	-12.04	8.68	13.06	—

Comparative Performance
Russell Midcap® Value Index[2]	8.87	3.25	11.70	15.06	11.02

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5  |

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

|  6

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2016[1]	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD 1/1/2016[1] – 6/30/2016
Class A
Actual	$1,000.00	$990.00	$3.22	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52	*
Class C
Actual	$1,000.00	$988.00	$5.07	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27	*
Class Y
Actual	$1,000.00	$991.00	$2.60	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.27	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).
[1]

Fund commenced operations on March 31, 2016. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05% and 1.05% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (91), divided by 366 (to reflect the partial period).

7  |

NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,004.90	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.92
Class C
Actual	$1,000.00	$1,001.20	$9.60
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$9.67
Class Y
Actual	$1,000.00	$1,006.20	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.67

*	Expenses are equal to the Fund’s annualized expense ratio: 1.18%, 1.93% and 0.93% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$898.30	$6.32
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72
Class C
Actual	$1,000.00	$894.00	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.47

*	Expenses are equal to the Fund’s annualized expense ratio: 1.34% and 2.09% for Class A and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

|  8

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,038.00	$6.89
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.82
Class C
Actual	$1,000.00	$1,034.20	$10.67
Hypothetical (5% return before expenses)	$1,000.00	$1,014.37	$10.57
Class Y
Actual	$1,000.00	$1,039.80	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57

*	Expenses are equal to the Fund’s annualized expense ratio: 1.36%, 2.11% and 1.11% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$978.50	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17
Class C
Actual	$1,000.00	$974.90	$9.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92
Class N
Actual	$1,000.00	$980.80	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42
Class Y
Actual	$1,000.00	$980.30	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

*	Expenses are equal to the Fund’s annualized expense ratio: 1.23%, 1.98%, 0.88% and 0.98% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

9  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

|  10

performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors

11  |

included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance, although lagging in certain periods, improved slightly; and (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement when compared to relevant performance benchmarks and categories.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds in this report has expense caps in place and they considered that current expenses of all the Funds are below the cap. The Trustees noted that several Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors which management believed justified such relatively higher fee rates. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s net expense ratio was near, at, or below the median of a peer group of funds; (2) that the Fund’s advisory fee rate was not significantly above its peer group median; and (3) that the Fund’s investment discipline was capacity constrained.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their

|  12

affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that two Funds had breakpoints in their advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

13  |

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2017.

|  14

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR MIROVA GLOBAL SUSTAINABLE EQUITY FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve for a two-year term any new investment advisory and sub-advisory agreements for a registered investment company, including newly formed funds such as the Mirova Global Sustainable Equity Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on March 11, 2016.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Asset Management U.S., LLC (the “Adviser”), distributed to the Trustees materials including, among other items, (i) information on the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds and accounts advised by the Adviser and the proposed expense cap, (ii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iii) proposed arrangements for the distribution of the Fund’s shares, (iv) the procedures proposed to be employed to determine the value of the Fund’s assets, (v) the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) information about the Adviser’s performance, and (vii) the general economic outlook with particular emphasis on the mutual fund industry. The Trustees also considered the fact that they oversee another fund advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of that other fund. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with another fund advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory

15  |

services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of another fund managed by the Adviser’s affiliate, Mirova, that pursues the same investment strategy as the Fund’s proposed strategy, as well as the performance of other accounts managed by the Adviser.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected, as well as information about differences in such fees. The Trustees also considered the advisory fee charged by the Adviser’s affiliate, Mirova, to manage a pooled investment vehicle pursuing the same investment strategy as the Fund’s proposed strategy, and noted that the same portfolio managers of that pooled investment vehicle are expected to be portfolio managers of the Fund. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

|  16

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

17  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Belgium — 2.5%
5,345	KBC Groep NV(b)	$262,872

	Canada — 1.5%
6,500	AltaGas Ltd.	157,978

	Denmark — 6.4%
1,228	Coloplast AS, Series B	91,921
5,986	Novo Nordisk AS, Class B	322,363
2,132	Novozymes AS	102,381
2,182	Vestas Wind Systems AS	148,309

		664,974

	France — 6.9%
2,619	Essilor International S.A.	344,213
500	Ingenico Group S.A.	57,952
982	L’Oreal S.A.	188,007
2,844	Valeo S.A.	126,257

		716,429

	Germany — 4.8%
784	Allianz SE, (Registered)	111,843
12,920	Deutsche Telekom AG	220,315
2,457	Symrise AG	167,595

		499,753

	Hong Kong — 1.4%
17,000	AIA Group Ltd.	102,233
72,000	Beijing Enterprises Water Group Ltd.	43,603

		145,836

	Ireland — 3.6%
3,700	Eaton Corp. PLC	221,001
1,700	Medtronic PLC	147,509

		368,510

	Japan — 2.7%
900	Rinnai Corp.	79,526
4,100	Toyota Motor Corp.	202,124

		281,650

	Netherlands — 4.0%
1,546	ASML Holding NV	152,185
5,564	Unilever NV	258,780

		410,965

	Singapore — 1.8%
162,000	Raffles Medical Group Ltd.	181,917

	Spain — 1.3%
4,511	Enagas S.A.	137,812

	Switzerland — 1.4%
2,418	Cie Financiere Richemont S.A., (Registered)	141,537

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)

	United Kingdom — 4.8%
3,800	ARM Holdings PLC	$57,721
4,493	Halma PLC	61,109
64,091	Legal & General Group PLC	164,079
12,513	Prudential PLC	212,332

		495,241

	United States — 53.2%
1,700	A.O. Smith Corp.	149,787
701	Alphabet, Inc., Class A(b)	493,175
400	Amazon.com, Inc.(b)	286,248
3,900	American Water Works Co., Inc.	329,589
3,500	Criteo S.A., Sponsored ADR(b)	160,720
5,100	Danaher Corp.	515,100
2,100	Delphi Automotive PLC	131,460
1,900	Ecolab, Inc.	225,340
2,800	Ellie Mae, Inc.(b)	256,620
2,500	Gilead Sciences, Inc.	208,550
1,900	Illumina, Inc.(b)	266,722
1,700	International Flavors & Fragrances, Inc.	214,319
2,900	MasterCard, Inc., Class A	255,374
6,200	Microsoft Corp.	317,254
1,900	NextEra Energy, Inc.	247,760
2,400	Roper Technologies, Inc.	409,344
3,300	Thermo Fisher Scientific, Inc.	487,608
1,200	United Natural Foods, Inc.(b)	56,160
6,600	Visa, Inc., Class A	489,522

		5,500,652

	Total Common Stocks (Identified Cost $10,043,673)	9,966,126

Principal Amount
Short-Term Investments — 3.8%
$390,494	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $390,494 on 7/01/2016 collateralized by $385,000 U.S. Treasury Note, 1.75% due 9/30/2022 valued at $398,475 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $390,494)	390,494

	Total Investments — 100.1% (Identified Cost $10,434,167)(a)	10,356,620
	Other assets less liabilities — (0.1)%	(15,405)

	Net Assets — 100.0%	$10,341,215

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $10,434,167 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$325,583
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(403,130)

	Net unrealized depreciation	$(77,547)

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2016 (Unaudited)

Industrial Conglomerates	8.9%
Life Sciences Tools & Services	7.3
IT Services	7.2
Chemicals	6.9
Internet Software & Services	6.4
Insurance	5.7
Health Care Equipment & Supplies	5.6
Software	5.5
Personal Products	4.3
Water Utilities	3.6
Electrical Equipment	3.6
Pharmaceuticals	3.1
Internet & Catalog Retail	2.8
Banks	2.5
Auto Components	2.5
Electric Utilities	2.4
Diversified Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Biotechnology	2.0
Other Investments, less than 2% each	11.8
Short-Term Investments	3.8

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2016 (Unaudited)

United States Dollar	60.6%
Euro	19.5
Danish Krone	6.4
British Pound	4.8
Japanese Yen	2.7
Other, less than 2% each	6.1

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Air Freight & Logistics — 2.0%
29,840	FedEx Corp.	$4,529,115

	Automobiles — 3.4%
364,300	Fiat Chrysler Automobiles NV	2,229,516
117,800	General Motors Co.	3,333,740
45,800	Harley-Davidson, Inc.	2,074,740

		7,637,996

	Banks — 10.5%
534,400	Bank of America Corp.	7,091,488
149,100	Citigroup, Inc.	6,320,349
98,200	JPMorgan Chase & Co.	6,102,148
79,500	Wells Fargo & Co.	3,762,735

		23,276,720

	Beverages — 1.8%
34,600	Diageo PLC, Sponsored ADR	3,905,648

	Capital Markets — 6.8%
93,900	Bank of New York Mellon Corp. (The)	3,648,015
26,110	Goldman Sachs Group, Inc. (The)	3,879,424
87,800	State Street Corp.	4,734,176
37,700	T. Rowe Price Group, Inc.	2,750,969

		15,012,584

	Chemicals — 1.2%
24,800	Monsanto Co.	2,564,568

	Consumer Finance — 3.8%
233,100	Ally Financial, Inc.(b)	3,979,017
70,000	Capital One Financial Corp.	4,445,700

		8,424,717

	Electronic Equipment, Instruments & Components — 1.9%
73,500	TE Connectivity Ltd.	4,197,585

	Energy Equipment & Services — 2.5%
79,800	Halliburton Co.	3,614,142
55,500	National Oilwell Varco, Inc.	1,867,575

		5,481,717

	Food Products — 1.7%
49,600	Nestle S.A., Sponsored ADR	3,834,576

	Health Care Equipment & Supplies — 1.5%
37,100	Medtronic PLC	3,219,167

	Health Care Providers & Services — 2.3%
36,050	UnitedHealth Group, Inc.	5,090,260

	Household Durables — 2.0%
26,500	Whirlpool Corp.	4,415,960

	Industrial Conglomerates — 3.0%
214,800	General Electric Co.	6,761,904

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Insurance — 9.0%
81,600	Aflac, Inc.	$5,888,256
106,700	American International Group, Inc.	5,643,363
44,850	Aon PLC	4,898,966
84,000	Principal Financial Group, Inc.	3,453,240

		19,883,825

	Internet & Catalog Retail — 2.0%
172,300	Liberty Interactive Corp./QVC Group, Class A(b)	4,371,251

	Internet Software & Services — 4.9%
9,970	Alphabet, Inc., Class A(b)	7,014,194
20,100	LinkedIn Corp., Class A(b)	3,803,925

		10,818,119

	IT Services — 7.2%
57,000	Automatic Data Processing, Inc.	5,236,590
61,300	MasterCard, Inc., Class A	5,398,078
72,120	Visa, Inc., Class A	5,349,140

		15,983,808

	Machinery — 5.9%
60,600	Caterpillar, Inc.	4,594,086
41,500	Cummins, Inc.	4,666,260
36,200	Parker Hannifin Corp.	3,911,410

		13,171,756

	Media — 2.6%
43,700	Comcast Corp., Class A	2,848,803
262,800	News Corp., Class A	2,982,780

		5,831,583

	Oil, Gas & Consumable Fuels — 4.7%
76,000	Anadarko Petroleum Corp.	4,047,000
115,400	Apache Corp.	6,424,318

		10,471,318

	Personal Products — 1.5%
69,600	Unilever PLC, Sponsored ADR	3,334,536

	Pharmaceuticals — 1.6%
83,800	Sanofi, Sponsored ADR	3,507,030

	Semiconductors & Semiconductor Equipment — 8.2%
135,200	Applied Materials, Inc.	3,240,744
166,400	Intel Corp.	5,457,920
72,700	QUALCOMM, Inc.	3,894,539
90,400	Texas Instruments, Inc.	5,663,560

		18,256,763

	Software — 4.6%
91,700	Microsoft Corp.	4,692,289
132,000	Oracle Corp.	5,402,760

		10,095,049

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 2.1%
48,350	Apple, Inc.	$4,622,260

	Total Common Stocks (Identified Cost $205,180,985)	218,699,815

Principal Amount
Short-Term Investments — 1.8%
$3,945,008	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $3,945,011 on 7/01/2016 collateralized by $3,890,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $4,026,150 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,945,008)	3,945,008

	Total Investments — 100.5% (Identified Cost $209,125,993)(a)	222,644,823
	Other assets less liabilities — (0.5)%	(1,015,919)

	Net Assets — 100.0%	$221,628,904

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $209,125,993 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,463,087
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,944,257)

	Net unrealized appreciation	$13,518,830

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Banks	10.5%
Insurance	9.0
Semiconductors & Semiconductor Equipment	8.2
IT Services	7.2
Capital Markets	6.8
Machinery	5.9
Internet Software & Services	4.9
Oil, Gas & Consumable Fuels	4.7
Software	4.6
Consumer Finance	3.8
Automobiles	3.4
Industrial Conglomerates	3.0
Media	2.6
Energy Equipment & Services	2.5
Health Care Providers & Services	2.3
Technology Hardware, Storage & Peripherals	2.1
Air Freight & Logistics	2.0
Household Durables	2.0
Internet & Catalog Retail	2.0
Other Investments, less than 2% each	11.2
Short-Term Investments	1.8

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 99.3% of Net Assets
	Australia — 2.7%
2,750,668	AMP Ltd.	$10,719,919
1,326,926	Orica Ltd.	12,343,746

		23,063,665

	China — 1.9%
96,700	Baidu, Inc., Sponsored ADR(b)	15,970,005

	France — 12.8%
645,700	BNP Paribas S.A.(c)	28,317,505
610,100	Bureau Veritas S.A.	12,809,063
141,123	Danone	9,876,158
104,850	Kering	16,878,960
77,650	LVMH Moet Hennessy Louis Vuitton SE	11,704,542
85,800	Pernod-Ricard S.A.	9,499,455
147,700	Safran S.A.	9,946,377
201,100	Valeo S.A.	8,927,647

		107,959,707

	Germany — 6.4%
153,550	Allianz SE, (Registered)	21,905,045
34,000	Continental AG	6,433,705
427,600	Daimler AG, (Registered)	25,586,863

		53,925,613

	Hong Kong — 1.5%
1,026,495	Melco Crown Entertainment Ltd., Sponsored ADR	12,913,307

	Indonesia — 2.5%
28,625,600	Bank Mandiri Persero Tbk PT	20,715,055

	Ireland — 1.3%
580,231	Experian PLC	11,008,176

	Israel — 0.2%
16,600	Check Point Software Technologies Ltd.(b)	1,322,688

	Italy — 6.9%
443,400	Exor SpA	16,368,338
13,680,200	Intesa Sanpaolo SpA	26,056,817
5,039,800	Prada SpA	15,607,355

		58,032,510

	Japan — 17.9%
4,604,000	Daiwa Securities Group, Inc.	24,255,572
1,434,300	Honda Motor Co. Ltd.(c)	35,979,766
713,000	Komatsu Ltd.	12,386,001
7,787,200	Nomura Holdings, Inc.	27,695,613
489,500	Omron Corp.	15,977,657
399,700	Sumitomo Mitsui Financial Group, Inc.	11,541,354
461,600	Toyota Motor Corp.	22,756,187

		150,592,150

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Korea — 1.8%
12,070	Samsung Electronics Co. Ltd.	$15,031,388

	Mexico — 1.7%
533,500	Grupo Televisa SAB, Sponsored ADR	13,892,340

	Netherlands — 2.9%
46,431	Akzo Nobel NV	2,884,329
103,000	ASML Holding NV	10,139,127
454,439	Koninklijke Philips NV	11,286,570

		24,310,026

	Sweden — 4.3%
311,200	Atlas Copco AB, B Shares	7,376,160
511,600	Hennes & Mauritz AB, B Shares	15,051,686
882,300	SKF AB, B Shares	14,137,056

		36,564,902

	Switzerland — 17.5%
310,000	Cie Financiere Richemont S.A., (Registered)	18,145,749
3,473,167	Credit Suisse Group AG, (Registered)(c)	36,997,598
19,726,600	Glencore PLC	40,658,844
67,700	Kuehne & Nagel International AG, (Registered)	9,485,417
616,995	LafargeHolcim Ltd., (Registered)	25,813,546
21,000	Nestle S.A., (Registered)	1,627,044
50,950	Swatch Group AG (The)	14,826,535

		147,554,733

	Taiwan — 0.7%
1,244,000	Taiwan Semiconductor Manufacturing Co. Ltd.	6,269,382

	United Kingdom — 14.8%
1,309,800	Ashtead Group PLC	18,709,071
3,430,100	CNH Industrial NV	24,880,737
476,100	Diageo PLC	13,300,164
3,639,700	G4S PLC	8,918,577
27,594,900	Lloyds Banking Group PLC	19,986,680
1,476,304	Meggitt PLC	8,024,352
437,563	Schroders PLC	13,827,266
100	Schroders PLC, (Non Voting)	2,418
694,100	Smiths Group PLC	10,726,070
87,400	Wolseley PLC	4,525,886
87,800	WPP PLC	1,829,873

		124,731,094

	United States — 1.5%
104,352	Willis Towers Watson PLC	12,971,997

	Total Common Stocks (Identified Cost $1,053,158,410)	836,828,738

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.9%
$7,468,028	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $7,468,034 on 7/01/2016 collateralized by $7,360,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $7,617,600 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,468,028)	$7,468,028

	Total Investments — 100.2% (Identified Cost $1,060,626,438)(a)	844,296,766
	Other assets less liabilities — (0.2)%	(1,925,503)

	Net Assets — 100.0%	$842,371,263

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,060,626,438 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,245,315
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(233,574,987)

	Net unrealized depreciation	$(216,329,672)

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/21/2016	Australian Dollar	4,193,000	$3,108,609	$(23,567)
Sell[1]	9/21/2016	Swiss Franc	31,131,000	32,022,472	(250,959)

Total					$(274,526)

1 Counterparty is State Street Bank and Trust Company

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Banks	12.7%
Capital Markets	12.2
Automobiles	10.0
Textiles, Apparel & Luxury Goods	9.2
Machinery	7.0
Metals & Mining	4.8
Insurance	4.1
Diversified Financial Services	3.2
Construction Materials	3.1
Professional Services	2.8
Trading Companies & Distributors	2.7
Beverages	2.7
Industrial Conglomerates	2.6
Aerospace & Defense	2.1
Other Investments, less than 2% each	20.1
Short-Term Investments	0.9

Total Investments	100.2
Other assets less liabilities (including forward foreign currency contracts)	(0.2)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2016 (Unaudited)

Euro	30.1%
British Pound	17.9
Japanese Yen	17.9
Swiss Franc	12.7
United States Dollar	7.7
Swedish Krona	4.3
Australian Dollar	2.7
Indonesian Rupiah	2.5
Other, less than 2% each	4.4

Total Investments	100.2
Other assets less liabilities (including forward foreign currency contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 91.4% of Net Assets
	Aerospace & Defense — 1.1%
154,550	Engility Holdings, Inc.(b)	$3,264,096

	Banks — 11.2%
36,025	Capital Bank Financial Corp., Class A	1,037,520
214,025	First Financial Bancorp	4,162,786
162,475	First Merchants Corp.	4,050,502
49,300	Lakeland Financial Corp.	2,317,593
201,425	Old National Bancorp	2,523,855
69,800	Pacific Premier Bancorp, Inc.(b)	1,675,200
136,775	Prosperity Bancshares, Inc.	6,974,157
181,525	Union Bankshares Corp.	4,485,483
187,875	Webster Financial Corp.	6,378,356

		33,605,452

	Building Products — 1.7%
2,525	American Woodmark Corp.(b)	167,609
76,325	Continental Building Products, Inc.(b)	1,696,705
22,350	Lennox International, Inc.	3,187,110

		5,051,424

	Commercial Services & Supplies — 4.6%
205,775	KAR Auction Services, Inc.	8,589,049
44,725	Multi-Color Corp.	2,835,565
90,100	Team, Inc.(b)	2,237,183

		13,661,797

	Consumer Finance — 2.0%
114,500	First Cash Financial Services, Inc.	5,877,285

	Containers & Packaging — 5.4%
477,225	Graphic Packaging Holding Co.	5,984,402
236,175	Multi Packaging Solutions International Ltd.(b)	3,152,936
136,800	Silgan Holdings, Inc.	7,039,728

		16,177,066

	Diversified Consumer Services — 0.6%
41,900	ServiceMaster Global Holdings, Inc.(b)	1,667,620

	Electric Utilities — 1.4%
89,700	El Paso Electric Co.	4,240,119

	Electrical Equipment — 1.0%
153,525	Thermon Group Holdings, Inc.(b)	2,949,215

	Electronic Equipment, Instruments & Components — 0.6%
15,775	Littelfuse, Inc.	1,864,447

	Energy Equipment & Services — 1.8%
154,950	Forum Energy Technologies, Inc.(b)	2,682,184
143,950	Superior Energy Services, Inc.	2,650,120

		5,332,304

	Gas Utilities — 1.3%
53,025	Spire, Inc.	3,756,291

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.3%
49,975	Integra LifeSciences Holdings Corp.(b)	$3,987,006

	Health Care Providers & Services — 5.5%
86,700	Amsurg Corp.(b)	6,722,718
133,500	Civitas Solutions, Inc.(b)	2,780,805
225,225	Surgery Partners, Inc.(b)	4,031,528
62,375	Surgical Care Affiliates, Inc.(b)	2,973,416

		16,508,467

	Health Care Technology — 0.9%
131,225	Cotiviti Holdings, Inc.(b)	2,772,784

	Household Durables — 3.1%
132,529	CalAtlantic Group, Inc.	4,865,140
160,475	La-Z-Boy, Inc.	4,464,414

		9,329,554

	Insurance — 10.3%
132,475	Aspen Insurance Holdings Ltd.	6,144,191
194,675	Brown & Brown, Inc.	7,294,472
53,100	CNO Financial Group, Inc.	927,126
194,450	First American Financial Corp.	7,820,779
73,391	RenaissanceRe Holdings Ltd.	8,619,039

		30,805,607

	Internet & Catalog Retail — 0.7%
42,500	HSN, Inc.	2,079,525

	IT Services — 5.4%
323,000	Booz Allen Hamilton Holding Corp.	9,573,720
73,975	CACI International, Inc., Class A(b)	6,688,080

		16,261,800

	Leisure Products — 1.6%
98,700	Vista Outdoor, Inc.(b)	4,710,951

	Life Sciences Tools & Services — 4.8%
145,325	Albany Molecular Research, Inc.(b)	1,953,168
43,700	PRA Health Sciences, Inc.(b)	1,824,912
369,900	VWR Corp.(b)	10,690,110

		14,468,190

	Machinery — 4.1%
138,125	Franklin Electric Co., Inc.	4,565,031
182,900	Hillenbrand, Inc.	5,494,316
37,475	Lincoln Electric Holdings, Inc.	2,214,023

		12,273,370

	Marine — 1.0%
49,600	Kirby Corp.(b)	3,094,544

	Metals & Mining — 2.3%
87,450	Reliance Steel & Aluminum Co.	6,724,905

	Multi-Utilities — 4.1%
100,025	NorthWestern Corp.	6,308,577
113,825	Vectren Corp.	5,995,163

		12,303,740

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 1.9%
390,125	Laredo Petroleum, Inc.(b)	$4,088,510
156,100	Oasis Petroleum, Inc.(b)	1,457,974

		5,546,484

	Professional Services — 4.5%
42,100	Dun & Bradstreet Corp. (The)	5,129,464
109,200	ICF International, Inc.(b)	4,466,280
117,375	TransUnion(b)	3,925,020

		13,520,764

	REITs – Hotels — 0.9%
154,475	Hersha Hospitality Trust	2,649,246

	Semiconductors & Semiconductor Equipment — 1.8%
109,850	Silicon Laboratories, Inc.(b)	5,354,089

	Software — 2.2%
51,400	BroadSoft, Inc.(b)	2,108,942
132,200	Verint Systems, Inc.(b)	4,379,786

		6,488,728

	Specialty Retail — 0.8%
35,500	Group 1 Automotive, Inc.	1,752,280
56,550	Tailored Brands, Inc.	715,923

		2,468,203

	Technology Hardware, Storage & Peripherals — 0.4%
28,825	Electronics For Imaging, Inc.(b)	1,240,628

	Trading Companies & Distributors — 1.1%
66,125	WESCO International, Inc.(b)	3,404,776

	Total Common Stocks (Identified Cost $245,553,028)	273,440,477

Closed-End Investment Companies — 2.2%
332,200	FS Investment Corp.	3,006,410
228,675	TCP Capital Corp.	3,494,154

	Total Closed-End Investment Companies (Identified Cost $6,707,561)	6,500,564

Principal Amount
Short-Term Investments — 5.8%
$17,192,754	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $17,192,768 on 7/01/2016 collateralized by $16,945,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $17,538,075 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $17,192,754)	17,192,754

	Total Investments — 99.4% (Identified Cost $269,453,343)(a)	297,133,795
	Other assets less liabilities — 0.6%	1,901,008

	Net Assets — 100.0%	$299,034,803

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $269,453,343 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,558,681
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,878,229)

	Net unrealized appreciation	$27,680,452

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

Banks	11.2%
Insurance	10.3
Health Care Providers & Services	5.5
IT Services	5.4
Containers & Packaging	5.4
Life Sciences Tools & Services	4.8
Commercial Services & Supplies	4.6
Professional Services	4.5
Multi-Utilities	4.1
Machinery	4.1
Household Durables	3.1
Metals & Mining	2.3
Closed-End Investment Companies	2.2
Software	2.2
Consumer Finance	2.0
Other Investments, less than 2% each	21.9
Short-Term Investments	5.8

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 91.3% of Net Assets
	Banks — 5.3%
606,900	Chemical Financial Corp.	$22,631,301
2,178,700	Investors Bancorp, Inc.	24,139,996
655,900	PacWest Bancorp	26,091,702

		72,862,999

	Building Products — 1.5%
603,300	Caesarstone Ltd.(b)	20,970,708

	Capital Markets — 1.0%
288,875	SEI Investments Co.	13,897,776

	Chemicals — 0.1%
47,245	Ingevity Corp.(b)	1,608,220

	Commercial Services & Supplies — 1.4%
459,700	KAR Auction Services, Inc.	19,187,878

	Communications Equipment — 0.8%
339,275	CommScope Holding Co., Inc.(b)	10,527,703

	Consumer Finance — 1.9%
1,005,300	Synchrony Financial(b)	25,413,984

	Containers & Packaging — 6.3%
274,925	Avery Dennison Corp.	20,550,644
653,250	Crown Holdings, Inc.(b)	33,100,177
314,525	Packaging Corp. of America	21,051,158
288,125	WestRock Co.	11,199,419

		85,901,398

	Diversified Consumer Services — 5.7%
892,975	Grand Canyon Education, Inc.(b)	35,647,562
1,007,350	H&R Block, Inc.	23,169,050
477,275	ServiceMaster Global Holdings, Inc.(b)	18,995,545

		77,812,157

	Diversified Financial Services — 1.9%
411,300	Nasdaq, Inc.	26,598,771

	Health Care Providers & Services — 10.5%
354,125	Amsurg Corp.(b)	27,458,852
245,300	Centene Corp.(b)	17,507,061
490,475	Community Health Systems, Inc.(b)	5,910,224
475,075	HCA Holdings, Inc.(b)	36,585,526
469,625	MEDNAX, Inc.(b)	34,014,939
688,425	Premier, Inc., Class A(b)	22,511,497

		143,988,099

	Health Care Technology — 1.7%
906,175	IMS Health Holdings, Inc.(b)	22,980,598

	Household Durables — 4.5%
513,375	Lennar Corp., Class A	23,666,588
794,085	Newell Brands, Inc.	38,568,708

		62,235,296

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Household Products — 1.9%
217,750	Spectrum Brands Holdings, Inc.	$25,979,753

	Insurance — 8.5%
791,800	Arthur J. Gallagher & Co.	37,689,680
750,025	First American Financial Corp.	30,166,005
380,500	Hartford Financial Services Group, Inc. (The)	16,886,590
329,925	Reinsurance Group of America, Inc., Class A	31,999,426

		116,741,701

	Internet & Catalog Retail — 1.1%
292,525	HSN, Inc.	14,313,248

	IT Services — 12.9%
87,500	Alliance Data Systems Corp.(b)	17,143,000
442,100	Broadridge Financial Solutions, Inc.	28,824,920
213,350	CACI International, Inc., Class A(b)	19,288,973
536,675	Fidelity National Information Services, Inc.	39,542,214
1,561,625	First Data Corp., Class A(b)	17,287,189
156,150	Fiserv, Inc.(b)	16,978,189
288,350	Global Payments, Inc.	20,582,423
633,450	Sabre Corp.	16,970,126

		176,617,034

	Life Sciences Tools & Services — 2.6%
1,236,100	VWR Corp.(b)	35,723,290

	Machinery — 2.6%
1,189,750	Milacron Holdings Corp.(b)	17,263,273
112,475	Snap-on, Inc.	17,750,804

		35,014,077

	Metals & Mining — 2.5%
206,750	Carpenter Technology Corp.	6,808,278
2,654,750	Constellium NV, Class A(b)	12,450,777
197,950	Reliance Steel & Aluminum Co.	15,222,355

		34,481,410

	Oil, Gas & Consumable Fuels — 0.7%
292,525	Gulfport Energy Corp.(b)	9,144,332

	Pharmaceuticals — 2.2%
1,037,250	Catalent, Inc.(b)	23,846,377
415,700	Endo International PLC(b)	6,480,763

		30,327,140

	REITs – Diversified — 3.1%
3,105,650	New Residential Investment Corp.	42,982,196

	Road & Rail — 1.0%
1,227,300	Hertz Global Holdings, Inc.(b)	13,586,211

	Semiconductors & Semiconductor Equipment — 1.0%
976,575	Micron Technology, Inc.(b)	13,437,672

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Software — 2.5%
279,300	Check Point Software Technologies Ltd.(b)	$22,254,624
571,850	RingCentral, Inc., Class A(b)	11,276,882

		33,531,506

	Specialty Retail — 0.9%
92,375	Signet Jewelers Ltd.	7,612,624
411,300	Tailored Brands, Inc.	5,207,058

		12,819,682

	Technology Hardware, Storage & Peripherals — 1.0%
487,475	NCR Corp.(b)	13,537,181

	Textiles, Apparel & Luxury Goods — 2.1%
512,475	Gildan Activewear, Inc.	15,030,892
144,400	PVH Corp.	13,606,812

		28,637,704

	Trading Companies & Distributors — 2.1%
591,750	HD Supply Holdings, Inc.(b)	20,604,735
116,575	United Rentals, Inc.(b)	7,822,183

		28,426,918

	Total Common Stocks (Identified Cost $1,260,377,369)	1,249,286,642

Closed-End Investment Companies — 2.6%
2,503,275	Ares Capital Corp. (Identified Cost $39,994,095)	35,546,505

Principal Amount
Short-Term Investments — 6.8%
$93,492,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $93,492,334 on 7/01/2016 collateralized by $91,260,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $95,366,700 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $93,492,256)	93,492,256

	Total Investments — 100.7% (Identified Cost $1,393,863,720)(a)	1,378,325,403
	Other assets less liabilities — (0.7)%	(9,112,787)

	Net Assets — 100.0%	$1,369,212,616

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $1,393,863,720 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$98,939,203
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(114,477,520)

	Net unrealized depreciation	$(15,538,317)

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

IT Services	12.9%
Health Care Providers & Services	10.5
Insurance	8.5
Containers & Packaging	6.3
Diversified Consumer Services	5.7
Banks	5.3
Household Durables	4.5
REITs - Diversified	3.1
Life Sciences Tools & Services	2.6
Closed-End Investment Companies	2.6
Machinery	2.6
Metals & Mining	2.5
Software	2.5
Pharmaceuticals	2.2
Textiles, Apparel & Luxury Goods	2.1
Trading Companies & Distributors	2.1
Other Investments, less than 2% each	17.9
Short-Term Investments	6.8

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

This Page Intentionally Left Blank

|  38

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$10,434,167	$209,125,993	$1,060,626,438
Net unrealized appreciation (depreciation)	(77,547)	13,518,830	(216,329,672)

Investments at value	10,356,620	222,644,823	844,296,766
Foreign currency at value (identified cost $59,362, $0 and $471,457, respectively)	59,766	—	471,278
Receivable for Fund shares sold	15,000	270,459	1,948,084
Receivable from investment adviser (Note 6)	5,229	—	—
Receivable for securities sold	293,604	—	13,760,937
Dividends and interest receivable	6,010	121,405	897,781
Tax reclaims receivable	2,906	25,949	1,610,874

TOTAL ASSETS	10,739,135	223,062,636	862,985,720

LIABILITIES
Payable for securities purchased	367,475	—	5,744,042
Payable for Fund shares redeemed	—	823,011	13,708,473
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	274,526
Management fees payable (Note 6)	—	128,704	636,390
Deferred Trustees’ fees (Note 6)	1,926	407,461	73,486
Administrative fees payable (Note 6)	374	8,274	33,378
Payable to distributor (Note 6d)	—	1,307	9,298
Other accounts payable and accrued expenses	28,145	64,975	134,864

TOTAL LIABILITIES	397,920	1,433,732	20,614,457

NET ASSETS	$10,341,215	$221,628,904	$842,371,263

NET ASSETS CONSIST OF:
Paid-in capital	$10,433,881	$211,080,018	$1,124,444,139
Undistributed net investment income	34,406	525,575	11,882,587
Accumulated net realized loss on investments and foreign currency transactions	(49,775)	(3,495,519)	(77,321,340)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(77,297)	13,518,830	(216,634,123)

NET ASSETS	$10,341,215	$221,628,904	$842,371,263

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$19,357	$153,016,248	$577,898,691

Shares of beneficial interest	1,955	8,297,628	56,354,027

Net asset value and redemption price per share	$9.90	$18.44	$10.25

Offering price per share (100/94.25 of net asset value) (Note 1)	$10.50	$19.56	$10.88

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$26,827	$53,835,767	$264,472,572

Shares of beneficial interest	2,714	3,317,884	26,308,092

Net asset value and offering price per share	$9.88	$16.23	$10.05

Class Y shares:
Net assets	$10,295,031	$14,776,889	$—

Shares of beneficial interest	1,039,221	766,290	—

Net asset value, offering and redemption price per share	$9.91	$19.28	$—

See accompanying notes to financial statements.

|  40

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$269,453,343	$1,393,863,720
Net unrealized appreciation (depreciation)	27,680,452	(15,538,317)

Investments at value	297,133,795	1,378,325,403
Receivable for Fund shares sold	78,889	2,169,082
Receivable for securities sold	5,245,058	14,656,217
Dividends and interest receivable	320,421	745,474

TOTAL ASSETS	302,778,163	1,395,896,176

LIABILITIES
Payable for securities purchased	2,836,149	22,043,035
Payable for Fund shares redeemed	391,907	3,500,713
Management fees payable (Note 6)	222,773	921,843
Deferred Trustees’ fees (Note 6)	218,292	84,075
Administrative fees payable (Note 6)	10,644	51,281
Payable to distributor (Note 6d)	2,115	12,628
Other accounts payable and accrued expenses	61,480	69,985

TOTAL LIABILITIES	3,743,360	26,683,560

NET ASSETS	$299,034,803	$1,369,212,616

NET ASSETS CONSIST OF:
Paid-in capital	$267,232,607	$1,433,403,646
Undistributed net investment income	186,949	2,827,043
Accumulated net realized gain (loss) on investments	3,934,795	(51,479,756)
Net unrealized appreciation (depreciation) on investments	27,680,452	(15,538,317)

NET ASSETS	$299,034,803	$1,369,212,616

See accompanying notes to financial statements.

41  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$97,927,408	$138,207,321

Shares of beneficial interest	5,422,016	7,257,456

Net asset value and redemption price per share	$18.06	$19.04

Offering price per share (100/94.25 of net asset value) (Note 1)	$19.16	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$19,826,534	$84,401,857

Shares of beneficial interest	1,591,233	4,659,487

Net asset value and offering price per share	$12.46	$18.11

Class N shares:
Net assets	$—	$104,740,682

Shares of beneficial interest	—	5,427,989

Net asset value, offering and redemption price per share	$—	$19.30

Class Y shares:
Net assets	$181,280,861	$1,041,862,756

Shares of beneficial interest	9,758,405	53,981,220

Net asset value, offering and redemption price per share	$18.58	$19.30

See accompanying notes to financial statements.

|  42

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Mirova Global Sustainable Equity Fund(a)	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$66,272	$2,626,248	$23,394,115
Interest	64	960	1,794
Less net foreign taxes withheld	(5,276)	(66,192)	(2,433,283)

	61,060	2,561,016	20,962,626

Expenses
Management fees (Note 6)	20,290	816,834	4,099,098
Service and distribution fees (Note 6)	24	503,211	2,334,648
Administrative fees (Note 6)	1,122	52,256	213,514
Trustees’ fees and expenses (Note 6)	3,321	4,423	16,896
Transfer agent fees and expenses (Note 6)	43	139,982	561,843
Audit and tax services fees	11,031	19,887	30,462
Custodian fees and expenses	8,925	5,015	185,022
Legal fees	68	1,832	7,556
Registration fees	15,414	34,638	51,925
Shareholder reporting expenses	1,070	13,888	48,525
Miscellaneous expenses	2,545	8,265	25,083

Total expenses	63,853	1,600,231	7,574,572
Less waiver and/or expense reimbursement (Note 6)	(37,199)	—	—

Net expenses	26,654	1,600,231	7,574,572

Net investment income	34,406	960,785	13,388,054

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(41,655)	(2,825,678)	(71,267,026)
Foreign currency transactions	(8,120)	—	1,237,139
Net change in unrealized appreciation (depreciation) on:
Investments	(77,547)	1,351,121	(46,862,261)
Foreign currency translations	250	—	(1,646,361)

Net realized and unrealized loss on investments and foreign currency transactions	(127,072)	(1,474,557)	(118,538,509)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(92,666)	$(513,772)	$(105,150,455)

(a)	From commencement of operations on March 31, 2016 through June 30, 2016.

See accompanying notes to financial statements.

43  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2016 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$2,180,529	$10,306,331
Interest	2,389	8,791
Less net foreign taxes withheld	—	(12,444)

	2,182,918	10,302,678

Expenses
Management fees (Note 6)	1,316,915	5,533,521
Service and distribution fees (Note 6)	218,871	601,651
Administrative fees (Note 6)	64,790	306,259
Trustees’ fees and expenses (Note 6)	9,239	19,183
Transfer agent fees and expenses (Notes 6 and 7)	141,682	679,792
Audit and tax services fees	19,889	20,335
Custodian fees and expenses	9,697	21,893
Legal fees	2,160	8,045
Registration fees	30,420	100,660
Shareholder reporting expenses	13,369	47,592
Miscellaneous expenses	9,561	19,566

Total expenses	1,836,593	7,358,497
Less waiver and/or expense reimbursement (Note 6)	—	(225)

Net expenses	1,836,593	7,358,272

Net investment income	346,325	2,944,406

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	7,095,125	(51,293,461)
Net change in unrealized appreciation (depreciation) on:
Investments	3,832,776	22,716,788

Net realized and unrealized gain (loss) on investments	10,927,901	(28,576,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,274,226	$(25,632,267)

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets

Mirova Global Sustainable Equity Fund
Period Ended June 30, 2016 (Unaudited)(a)
FROM OPERATIONS:
Net investment income	$34,406
Net realized loss on investments and foreign currency transactions	(49,775)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(77,297)

Net decrease in net assets resulting from operations	(92,666)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	10,433,881

Net increase in net assets	10,341,215
NET ASSETS
Beginning of the period	—

End of the period	$10,341,215

UNDISTRIBUTED NET INVESTMENT INCOME	$34,406

(a)	From commencement of operations on March 31, 2016 through June 30, 2016.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$960,785	$1,465,832
Net realized gain (loss) on investments	(2,825,678)	13,620,468
Net change in unrealized appreciation (depreciation) on investments	1,351,121	(28,311,926)

Net decrease in net assets resulting from operations	(513,772)	(13,225,626)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(17,616)	(1,174,474)
Class B(a)	—	(41)
Class C	(7,530)	(17,288)
Class Y	(1,600)	(192,508)
Net realized capital gains
Class A	(3,755,652)	(5,783,752)
Class B(a)	—	(2,310)
Class C	(1,600,919)	(2,542,676)
Class Y	(340,250)	(658,314)

Total distributions	(5,723,567)	(10,371,363)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(38,402,038)	4,501,009

Net decrease in net assets	(44,639,377)	(19,095,980)
NET ASSETS
Beginning of the period	266,268,281	285,364,261

End of the period	$221,628,904	$266,268,281

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$525,575	$(408,464)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$13,388,054	$10,840,979
Net realized gain (loss) on investments and foreign currency transactions	(70,029,887)	11,191,231
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(48,508,622)	(111,848,122)

Net decrease in net assets resulting from operations	(105,150,455)	(89,815,912)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(12,403,954)
Class C	—	(3,234,507)
Net realized capital gains
Class A	(2,775,676)	(7,266,683)
Class C	(1,263,983)	(3,475,721)

Total distributions	(4,039,659)	(26,380,865)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(113,203,191)	236,259,606

Net increase (decrease) in net assets	(222,393,305)	120,062,829
NET ASSETS
Beginning of the period	1,064,764,568	944,701,739

End of the period	$842,371,263	$1,064,764,568

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$11,882,587	$(1,505,467)

See accompanying notes to financial statements.

47  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$346,325	$1,134,464
Net realized gain on investments	7,095,125	43,233,709
Net change in unrealized appreciation (depreciation) on investments	3,832,776	(45,477,353)

Net increase (decrease) in net assets resulting from operations	11,274,226	(1,109,180)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(188,563)
Class Y	—	(849,469)
Net realized capital gains
Class A	(1,845,106)	(15,119,557)
Class B(a)	—	(14,484)
Class C	(543,820)	(4,223,610)
Class Y	(3,324,354)	(25,335,936)

Total distributions	(5,713,280)	(45,731,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(10,150,680)	20,099,488

Net decrease in net assets	(4,589,734)	(26,741,311)
NET ASSETS
Beginning of the period	303,624,537	330,365,848

End of the period	$299,034,803	$303,624,537

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$186,949	$(159,376)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  48

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$2,944,406	$3,451,042
Net realized gain (loss) on investments	(51,293,461)	65,059,104
Net change in unrealized appreciation (depreciation) on investments	22,716,788	(145,095,686)

Net decrease in net assets resulting from operations	(25,632,267)	(76,585,540)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(6,982)	(144,297)
Class C	(4,215)	—
Class N	(3,101)	(217,534)
Class Y	(51,904)	(2,976,150)
Net realized capital gains
Class A	(4,375,048)	(2,753,605)
Class C	(2,641,165)	(1,777,113)
Class N	(1,943,672)	(1,365,729)
Class Y	(32,526,948)	(22,568,470)

Total distributions	(41,553,035)	(31,802,898)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	5,637,460	761,923,276

Net increase (decrease) in net assets	(61,547,842)	653,534,838
NET ASSETS
Beginning of the period	1,430,760,458	777,225,620

End of the period	$1,369,212,616	$1,430,760,458

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$2,827,043	$(51,161)

See accompanying notes to financial statements.

49  |

Financial Highlights

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class A
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	(0.13)

Total from Investment Operations	(0.10)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.90

Total return(b)	(1.00	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19
Net expenses	1.30	%(d)(e)
Gross expenses	2.80	%(e)
Net investment income	1.16	%(e)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class C
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)
Net realized and unrealized gain (loss)	(0.12)

Total from Investment Operations	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.88

Total return(c)	(1.20	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27
Net expenses	2.05	%(e)(f)
Gross expenses	3.58	%(f)
Net investment income	0.16	%(f)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund— Class Y
	Period Ended June 30, 2016 (Unaudited)*
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	(0.12)

Total from Investment Operations	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized capital gains	—

Total Distributions	—

Net asset value, end of the period	$9.91

Total return	(0.90	)%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,295
Net expenses	1.05	%(c)(d)
Gross expenses	2.52	%(d)
Net investment income	1.36	%(d)
Portfolio turnover rate	11%

*	From commencement of operations on March 31, 2016 through June 30, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$18.79		$20.43	$21.40		$16.09		$13.86		$14.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.14	0.10		0.06		0.12		0.08
Net realized and unrealized gain (loss)	(0.01)		(1.02)	2.11		6.03		2.24		(0.30)

Total from Investment Operations	0.08		(0.88)	2.21		6.09		2.36		(0.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.13)	(0.07)		(0.07)		(0.13)		(0.09)
Net realized capital gains	(0.43)		(0.63)	(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.76)	(3.18)		(0.78)		(0.13)		(0.09)

Net asset value, end of the period	$18.44		$18.79	$20.43		$21.40		$16.09		$13.86

Total return(c)	0.49	%(d)	(4.41)%	10.43%		37.82%		17.03	%(e)	(1.56)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$153,016		$173,925	$195,061		$145,270		$113,870		$107,978
Net expenses	1.18	%(f)	1.14%	1.22%		1.30	%(g)	1.30	%(h)	1.30	%(i)
Gross expenses	1.18	%(f)	1.14%	1.22%		1.30	%(g)	1.33%		1.30	%(i)
Net investment income	0.99	%(f)	0.68%	0.44%		0.33%		0.77%		0.57%
Portfolio turnover rate	4%		23%	64	%(j)	29%		25%		36%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$16.65		$18.19		$19.48		$14.75		$12.72		$13.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		(0.01)		(0.06)		(0.07)		0.00	(b)	(0.03)
Net realized and unrealized gain (loss)	(0.01)		(0.90)		1.90		5.51		2.05		(0.27)

Total from Investment Operations	0.01		(0.91)		1.84		5.44		2.05		(0.30)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)	(0.02)		—		(0.02)		(0.00	)(b)
Net realized capital gains	(0.43)		(0.63)		(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.63)		(3.13)		(0.71)		(0.02)		(0.00)

Net asset value, end of the period	$16.23		$16.65		$18.19		$19.48		$14.75		$12.72

Total return(c)	0.12	%(d)	(5.07)%		9.55%		36.88%		16.13	%(e)	(2.28)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$53,836		$70,616		$62,941		$8,425		$6,016		$5,667
Net expenses	1.93	%(f)	1.89%		1.97%		2.05	%(g)	2.05	%(h)	2.05	%(i)
Gross expenses	1.93	%(f)	1.89%		1.97%		2.05	%(g)	2.08%		2.05	%(i)
Net investment income (loss)	0.25	%(f)	(0.07)%		(0.30)%		(0.42)%		0.02%		(0.19)%
Portfolio turnover rate	4%		23%		64	%(j)	29%		25%		36%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.60		$21.28	$22.16		$16.63		$14.32		$14.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.19	0.15		0.11		0.17		0.12
Net realized and unrealized gain (loss)	(0.00	)(b)	(1.06)	2.20		6.24		2.31		(0.33)

Total from Investment Operations	0.11		(0.87)	2.35		6.35		2.48		(0.21)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.18)	(0.12)		(0.11)		(0.17)		(0.12)
Net realized capital gains	(0.43)		(0.63)	(3.11)		(0.71)		—		—

Total Distributions	(0.43)		(0.81)	(3.23)		(0.82)		(0.17)		(0.12)

Net asset value, end of the period	$19.28		$19.60	$21.28		$22.16		$16.63		$14.32

Total return	0.62	%(c)	(4.18)%	10.70%		38.21%		17.33	%(d)	(1.40)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,777		$21,696	$26,694		$14,176		$12,100		$7,567
Net expenses	0.93	%(e)	0.89%	0.97%		1.05	%(f)	1.05	%(g)	1.05	%(h)
Gross expenses	0.93	%(e)	0.89%	0.97%		1.05	%(f)	1.09%		1.05	%(h)
Net investment income	1.23	%(e)	0.92%	0.67%		0.54%		1.04%		0.80%
Portfolio turnover rate	4%		23%	64	%(i)	29%		25%		36%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$11.47		$12.44	$13.74	$10.94		$8.68		$10.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.15	0.18	0.07		0.14		0.09	(b)
Net realized and unrealized gain (loss)	(1.34)		(0.80)	(1.01)	2.99		2.35		(1.57)

Total from Investment Operations	(1.18)		(0.65)	(0.83)	3.06		2.49		(1.48)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.20)	(0.25)	(0.08)		(0.23)		(0.00	)(c)
Net realized capital gains	(0.04)		(0.12)	(0.22)	(0.18)		—		(0.00	)(c)

Total Distributions	(0.04)		(0.32)	(0.47)	(0.26)		(0.23)		(0.00)

Net asset value, end of the period	$10.25		$11.47	$12.44	$13.74		$10.94		$8.68

Total return(d)	(10.17	)%(e)	(5.35)%	(6.05)%	28.13%		28.78	%(f)	(14.55	)%(b)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$577,899		$722,805	$617,383	$314,579		$35,555		$33,852
Net expenses	1.34	%(g)	1.31%	1.31%	1.44	%(h)	1.45	%(i)	1.45	%(i)
Gross expenses	1.34	%(g)	1.31%	1.31%	1.44	%(h)	1.64%		1.87%
Net investment income	3.03	%(g)	1.17%	1.34%	0.52%		1.50%		0.93	%(b)
Portfolio turnover rate	22%		51%	31%	20%		53%		48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (14.65)% and the ratio of net investment income to average net assets would have been 0.81%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.05%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$11.29		$12.25	$13.53	$10.82		$8.61		$10.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		0.05	0.08	(0.02)		0.06		0.02	(b)
Net realized and unrealized gain (loss)	(1.32)		(0.78)	(0.98)	2.94		2.34		(1.56)

Total from Investment Operations	(1.20)		(0.73)	(0.90)	2.92		2.40		(1.54)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.11)	(0.16)	(0.03)		(0.19)		(0.00	)(c)
Net realized capital gains	(0.04)		(0.12)	(0.22)	(0.18)		—		(0.00	)(c)

Total Distributions	(0.04)		(0.23)	(0.38)	(0.21)		(0.19)		(0.00)

Net asset value, end of the period	$10.05		$11.29	$12.25	$13.53		$10.82		$8.61

Total return(d)	(10.60	)%(e)	(6.08)%	(6.67)%	27.13%		27.93	%(f)	(15.17	)%(b)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$264,473		$341,959	$327,319	$237,250		$34,142		$13,501
Net expenses	2.09	%(h)	2.06%	2.05%	2.19	%(g)	2.20	%(i)	2.20	%(i)
Gross expenses	2.09	%(h)	2.06%	2.05%	2.19	%(g)	2.39%		2.59%
Net investment income (loss)	2.23	%(h)	0.39%	0.61%	(0.14)%		0.59%		0.20	%(b)
Portfolio turnover rate	22%		51%	31%	20%		53%		48%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (15.27)% and the ratio of net investment income to average net assets would have been 0.08%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Includes fee/expense recovery of 0.04%.
(h)	Computed on an annualized basis for periods less than one year.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$17.74		$20.65		$22.34	$18.97		$17.74		$22.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		0.06	(b)	(0.06)	0.07	(c)	0.13	(d)	0.10
Net realized and unrealized gain (loss)	0.64		(0.07)		1.95	7.14		2.50		(0.83)

Total from Investment Operations	0.65		(0.01)		1.89	7.21		2.63		(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		—	(0.06)		(0.14)		(0.09)
Net realized capital gains	(0.33)		(2.86)		(3.58)	(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.90)		(3.58)	(3.84)		(1.40)		(4.22)

Net asset value, end of the period	$18.06		$17.74		$20.65	$22.34		$18.97		$17.74

Total return(e)	3.80	%(f)	(0.29	)%(b)	8.79%	39.01	%(c)	14.93	%(d)	(3.77)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$97,927		$103,092		$125,201	$152,792		$160,400		$228,445
Net expenses	1.36	%(g)	1.35%		1.37%	1.39	%(h)	1.39%		1.36%
Gross expenses	1.36	%(g)	1.35%		1.37%	1.39	%(h)	1.39%		1.36%
Net investment income (loss)	0.13	%(g)	0.26	%(b)	(0.27)%	0.33	%(c)	0.67	%(d)	0.44%
Portfolio turnover rate	38%		62%		58%	58%		73%		88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04), total return would have been (0.77)% and the ratio of net investment loss to average net assets would have been (0.20)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 14.42% and the ratio of net investment income to average net assets would have been 0.22%.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$12.39		$15.36		$17.61	$15.64		$14.85		$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.08	)(b)	(0.18)	(0.07	)(c)	(0.01	)(d)	(0.06)
Net realized and unrealized gain (loss)	0.44		(0.03)		1.51	5.83		2.08		(0.70)

Total from Investment Operations	0.40		(0.11)		1.33	5.76		2.07		(0.76)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—	(0.01)		(0.02)		—
Net realized capital gains	(0.33)		(2.86)		(3.58)	(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.86)		(3.58)	(3.79)		(1.28)		(4.13)

Net asset value, end of the period	$12.46		$12.39		$15.36	$17.61		$15.64		$14.85

Total return(e)	3.42	%(f)	(1.02	)%(b)	7.94%	37.99	%(c)	14.08	%(d)	(4.51)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,827		$21,188		$27,292	$31,476		$26,980		$30,284
Net expenses	2.11	%(g)	2.10%		2.12%	2.14	%(h)	2.14%		2.11%
Gross expenses	2.11	%(g)	2.10%		2.12%	2.14	%(h)	2.14%		2.11%
Net investment loss	(0.62	)%(g)	(0.48	)%(b)	(1.02)%	(0.40	)%(c)	(0.07	)%(d)	(0.33)%
Portfolio turnover rate	38%		62%		58%	58%		73%		88%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.15), total return would have been (1.48)% and the ratio of net investment loss to average net assets would have been (0.96)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 13.52% and the ratio of net investment income loss to average net assets would have been (0.51)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$18.21		$21.13		$22.73		$19.24		$17.99		$22.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.11	(b)	(0.00	)(c)	0.13	(d)	0.18	(e)	0.15
Net realized and unrealized gain (loss)	0.67		(0.07)		1.98		7.26		2.53		(0.84)

Total from Investment Operations	0.70		0.04		1.98		7.39		2.71		(0.69)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.10)		—		(0.12)		(0.20)		(0.15)
Net realized capital gains	(0.33)		(2.86)		(3.58)		(3.78)		(1.26)		(4.13)

Total Distributions	(0.33)		(2.96)		(3.58)		(3.90)		(1.46)		(4.28)

Net asset value, end of the period	$18.58		$18.21		$21.13		$22.73		$19.24		$17.99

Total return	3.98	%(f)	(0.05	)%(b)	9.04%		39.43	%(d)	15.18	%(e)	(3.54)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$181,281		$179,322		$176,905		$163,836		$132,970		$130,115
Net expenses	1.11	%(g)	1.10%		1.12%		1.14	%(h)	1.14%		1.10%
Gross expenses	1.11	%(g)	1.10%		1.12%		1.14	%(h)	1.14%		1.10%
Net investment income (loss)	0.39	%(g)	0.50	%(b)	(0.01)%		0.59	%(d)	0.95	%(e)	0.65%
Portfolio turnover rate	38%		62%		58%		58%		73%		88%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been (0.53)% and the ratio of net investment income to average net assets would have been 0.07%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.
(e)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 14.73% and the ratio of net investment income to average net assets would have been 0.50%.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$20.04		$21.29		$20.63	$15.49	$13.83		$14.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.03	(b)	(0.08)	(0.03)	0.15	(c)	(0.01)
Net realized and unrealized gain (loss)	(0.46)		(0.79)		2.31	6.36	2.05		(0.39)

Total from Investment Operations	(0.44)		(0.76)		2.23	6.33	2.20		(0.40)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.02)		—	—	(0.14)		—
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.49)		(1.57)	(1.19)	(0.54)		(0.52)

Net asset value, end of the period	$19.04		$20.04		$21.29	$20.63	$15.49		$13.83

Total return(e)	(2.15	)%(f)	(3.66	)%(b)	10.92%	41.22%	15.93	%(c)	(2.71)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$138,207		$142,833		$73,237	$67,716	$28,381		$21,308
Net expenses	1.23	%(g)	1.23%		1.25%	1.27%	1.31%		1.40	%(h)
Gross expenses	1.23	%(g)	1.23%		1.25%	1.27%	1.31%		1.40	%(h)
Net investment income (loss)	0.26	%(g)	0.16	%(b)	(0.37)%	(0.13)%	0.97	%(c)	(0.07)%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.01), total return would have been (3.94)% and the ratio of net investment loss to average net assets would have been (0.04)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 15.06% and the ratio of net investment income to average net assets would have been 0.16%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.16		$20.51		$20.07	$15.21	$13.60		$14.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.04)		(0.13	)(b)	(0.23)	(0.17)	0.04	(c)	(0.12)
Net realized and unrealized gain (loss)	(0.45)		(0.75)		2.24	6.22	2.01		(0.39)

Total from Investment Operations	(0.49)		(0.88)		2.01	6.05	2.05		(0.51)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—		—	—	(0.04)		—
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.47)		(1.57)	(1.19)	(0.44)		(0.52)

Net asset value, end of the period	$18.11		$19.16		$20.51	$20.07	$15.21		$13.60

Total return(e)	(2.51	)%(f)	(4.39	)%(b)	10.12%	40.13%	15.10	%(c)	(3.48)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$84,402		$89,284		$35,894	$21,005	$3,090		$1,822
Net expenses	1.98	%(g)	1.98%		2.00%	2.02%	2.06%		2.15	%(h)
Gross expenses	1.98	%(g)	1.98%		2.00%	2.02%	2.06%		2.15	%(h)
Net investment income (loss)	(0.49	)%(g)	(0.61	)%(b)	(1.10)%	(0.89)%	0.24	%(c)	(0.83)%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (4.68)% and the ratio of net investment loss to average net assets would have been (0.77)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 14.21% and the ratio of net investment loss to average net assets would have been (0.57)%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$20.26		$21.50		$20.76		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.11	(b)	(0.00	)(c)	(0.04)
Net realized and unrealized gain (loss)	(0.46)		(0.81)		2.31		4.35

Total from Investment Operations	(0.40)		(0.70)		2.31		4.31

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.07)		—		(0.02)
Net realized capital gains	(0.56)		(0.47)		(1.57)		(1.06)

Total Distributions	(0.56)		(0.54)		(1.57)		(1.08)

Net asset value, end of the period	$19.30		$20.26		$21.50		$20.76

Total return	(1.92	)%(d)	(3.35	)%(b)	11.24%		24.70	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$104,741		$65,010		$12,024		$1
Net expenses	0.88	%(f)	0.89%		0.91	%(g)	1.03	%(f)(h)
Gross expenses	0.88	%(f)	0.89%		0.91	%(g)	2.07	%(f)
Net investment income (loss)	0.68	%(f)	0.50	%(b)	(0.00	)%(i)	(0.33	)%(f)
Portfolio turnover rate	32%		32%		58%		39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (3.59)% and the ratio of net investment income to average net assets would have been 0.35%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$20.27		$21.52		$20.78	$15.57	$13.89		$14.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		0.09	(b)	(0.02)	0.02	0.18	(c)	0.03
Net realized and unrealized gain (loss)	(0.46)		(0.82)		2.33	6.39	2.08		(0.41)

Total from Investment Operations	(0.41)		(0.73)		2.31	6.41	2.26		(0.38)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.05)		—	(0.01)	(0.18)		(0.01)
Net realized capital gains	(0.56)		(0.47)		(1.57)	(1.19)	(0.40)		(0.52)

Total Distributions	(0.56)		(0.52)		(1.57)	(1.20)	(0.58)		(0.53)

Net asset value, end of the period	$19.30		$20.27		$21.52	$20.78	$15.57		$13.89

Total return	(1.97	)%(e)	(3.47	)%(b)	11.23%	41.52%	16.28	%(c)	(2.53)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,041,863		$1,133,634		$656,071	$360,820	$163,589		$109,419
Net expenses	0.98	%(f)	0.98%		1.00%	1.02%	1.06%		1.15	%(g)
Gross expenses	0.98	%(f)	0.98%		1.00%	1.02%	1.06%		1.15	%(g)
Net investment income (loss)	0.50	%(f)	0.39	%(b)	(0.10)%	0.12%	1.22	%(c)	0.23%
Portfolio turnover rate	32%		32%		58%	39%	65%		75%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been (3.70)% and the ratio of net investment income to average net assets would have been 0.20%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, total return would have been 15.41% and the ratio of net investment income to average net assets would have been 0.42%.
(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.

See accompanying notes to financial statements.

|  64

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Global Sustainable Equity Fund commenced operations on March 31, 2016 via contribution to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) and affiliates of $10,002,000.

Each Fund is a diversified investment company.

Each Fund offers Class A and Class C shares. Global Sustainable Equity Fund, Small Cap Value Fund, Natixis Oakmark Fund and Value Opportunity Fund also offer Class Y shares. In addition, Value Opportunity Fund offers Class N shares. As of the close of business on January 11, 2016, Class B shares of Natixis Oakmark Fund and Small Cap Value Fund were converted into Class A shares and are no longer offered.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund continues to offer Class A, Class C and Class Y shares to existing investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are intended for institutional investors with a minimum initial investment of

65  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

$100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to the class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for Value Opportunity Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no

|  66

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2016, securities held by the funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$3,680,206	35.6%
Natixis Oakmark International Fund	$779,758,401	92.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation.

67  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

|  68

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where

69  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital and capital gain distributions received, foreign currency gains and losses and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contracts mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Natixis Oakmark Fund	$2,201,492	$8,169,871	$10,371,363
Natixis Oakmark International Fund	19,403,163	6,977,702	26,380,865
Small Cap Value Fund	8,983,694	36,747,925	45,731,619
Value Opportunity Fund	8,555,915	23,246,983	31,802,898

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  70

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of December 31, 2015, late-year ordinary and post-October capital loss deferrals were as follows:

	Natixis Oakmark Fund	Natixis Oakmark International Fund	Small Cap Value Fund	Value Opportunity Fund
Late-year ordinary and post-October capital loss deferrals*	$—	$(2,438,773)	$(1,710,621)	$—

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of

71  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2016, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  72

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$262,872	$—	$262,872
Bermuda	—	43,602	—	43,602
Denmark	—	664,974	—	664,974
France	160,720	716,429	—	877,149
Germany	—	499,753	—	499,753
Hong Kong	—	102,233	—	102,233
Japan	—	281,651	—	281,651
Netherlands	258,780	152,185	—	410,965
Singapore	—	181,917	—	181,917
Spain	—	137,812	—	137,812
Switzerland	—	141,537	—	141,537
United Kingdom	—	495,241	—	495,241
All Other Common Stocks(a)	5,866,420	—	—	5,866,420

Total Common Stocks	6,285,920	3,680,206	$—	9,966,126

Short-Term Investments	—	390,494	—	390,494

Total	$6,285,920	$4,070,700	$—	$10,356,620

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2016 there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$218,699,815	$—	$—	$218,699,815
Short-Term Investments	—	3,945,008	—	3,945,008

Total	$218,699,815	$3,945,008	$—	$222,644,823

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

73  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$23,063,665	$—	$23,063,665
France	—	107,959,707	—	107,959,707
Germany	—	53,925,613	—	53,925,613
Indonesia	—	20,715,055	—	20,715,055
Ireland	—	11,008,176	—	11,008,176
Italy	—	58,032,510	—	58,032,510
Japan	—	150,592,150	—	150,592,150
Korea	—	15,031,388	—	15,031,388
Netherlands	—	24,310,026	—	24,310,026
Sweden	—	36,564,902	—	36,564,902
Switzerland	—	147,554,733	—	147,554,733
Taiwan	—	6,269,382	—	6,269,382
United Kingdom	—	124,731,094	—	124,731,094
All Other Common Stocks(a)	57,070,337	—	—	57,070,337

Total Common Stocks	57,070,337	779,758,401	—	836,828,738

Short-Term Investments	—	7,468,028	—	7,468,028

Total	$57,070,337	$787,226,429	$—	$844,296,766

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(274,526)	$—	$(274,526)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $18,325,211 was transferred from Level 1 to Level 2 during the period ended June 30, 2016. At December 31, 2015, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

|  74

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$276,446,887	$—	$—	$276,446,887
Closed-End Investment Companies	3,494,154	—	—	3,494,154
Short-Term Investments	—	17,192,754	—	17,192,754

Total	$279,941,041	$17,192,754	$—	$297,133,795

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,249,286,642	$—	$—	$1,249,286,642
Closed-End Investment Companies	35,546,505	—	—	35,546,505
Short-Term Investments	—	93,492,256	—	93,492,256

Total	$1,284,833,147	$93,492,256	$—	$1,378,325,403

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

4. Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

75  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(274,526)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2016, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$878,679

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(1,725,685)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	3.85%
Highest Notional Amount Outstanding	4.27%
Lowest Notional Amount Outstanding	3.51%
Notional Amount Outstanding as of June 30, 2016	4.17%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

|  76

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2016, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(274,526)	$—	$(274,526)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2016:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$—	$—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Sustainable Equity Fund	$11,169,433	$1,084,104
Natixis Oakmark Fund	9,569,200	55,416,204
Natixis Oakmark International Fund	212,397,112	312,055,162
Small Cap Value Fund	108,011,527	128,502,544
Value Opportunity Fund	423,497,915	499,478,457

77  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund except the Global Sustainable Equity Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”) is the investment adviser to the Global Sustainable Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $500 million	Next $500 million	Over $2 billion
Global Sustainable Equity Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.75%	0.75%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 Million	Next $1.3 Billion	Over $1.5 Billion
Natixis Oakmark Fund	Harris	0.52%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%	0.47%

|  78

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

NGAM Advisors and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Global Sustainable Equity Fund	1.30%	—	2.05%	—	1.05%
Natixis Oakmark Fund	1.30%	2.05%	2.05%	—	1.05%
Natixis Oakmark International Fund	1.45%	—	2.20%	—	—
Small Cap Value Fund	1.45%	2.20%	2.20%	—	1.20%
Value Opportunity Fund	1.40%	—	2.15%	1.10%	1.15%

NGAM Advisors and Natixis AM US shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

79  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Sustainable Equity Fund	$20,290	$20,290	$—	0.80%	—
Natixis Oakmark Fund	816,834	—	816,834	0.69%	0.69%
Natixis Oakmark International Fund	4,099,098	—	4,099,098	0.85%	0.85%
Small Cap Value Fund	1,316,915	—	1,316,915	0.90%	0.90%
Value Opportunity Fund	5,533,521	—	5,533,521	0.80%	0.80%

[1]	Management fee waivers are subject to possible recovery until December 31, 2017.

In addition, the investment adviser reimbursed non-class-specific expenses of Global Sustainable Equity Fund in the amount of $16,909 for the period ended June 30, 2016. This expense reimbursement is subject to possible recovery until December 31, 2017.

No expenses were recovered during the six months ended June 30, 2016 under the terms of the expense limitation agreement.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis US, which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidiary of Natixis Asset Management (“NAM”), which is in turn a subsidiary of Natixis Global Asset Management.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average

|  80

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Global Sustainable Equity Fund	$10	$—	$4	$—	$10
Natixis Oakmark Fund	198,599	2	76,151	7	228,452
Natixis Oakmark International Fund	829,273	—	376,344	—	1,129,031
Small Cap Value Fund	120,508	2	24,589	5	73,767
Value Opportunity Fund	180,091	—	105,390	—	316,170

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Sustainable Equity Fund	$1,122
Natixis Oakmark Fund	52,256
Natixis Oakmark International Fund	213,514
Small Cap Value Fund	64,790
Value Opportunity Fund	306,259

81  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Sustainable Equity Fund	$7
Natixis Oakmark Fund	66,359
Natixis Oakmark International Fund	531,420
Small Cap Value Fund	96,871
Value Opportunity Fund	637,968

As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$1,307
Natixis Oakmark International Fund	9,298
Small Cap Value Fund	2,115
Value Opportunity Fund	12,628

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

|  82

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016, were as follows:

Fund	Commissions
Natixis Oakmark Fund	$25,026
Natixis Oakmark International Fund	91,583
Small Cap Value Fund	1,151
Value Opportunity Fund	35,429

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

83  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

g.  Affiliated Ownership.  As of June 30, 2016 Natixis US and affiliates held shares of Global Sustainable Equity Fund representing 95.84% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors had given a binding contractual undertaking to the Value Opportunity Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking was in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the period January 1, 2016 through April 30, 2016, NGAM Advisors reimbursed the Fund $225 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2016, Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$74,347	$43,651	$383	$561,411

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to

|  84

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  The Global Sustainable Equity Fund and Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2016, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership		Percentage of Affiliated Ownership (Note 6g)	Total Percentage of Ownership
Global Sustainable Equity Fund	—	—		95.84%	95.84%
Natixis Oakmark International Fund	1	8.13%		—	8.13%
Small Cap Value Fund	1	6.22%		—	6.22%
Value Opportunity Fund	1	15.41	%(a)	—	15.41%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts;

85  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

(a)	Certain Fund shareholders are invested in the Fund as a result of the Fund’s inclusion in an investment portfolio model, utilized by certain third party intermediaries, developed by an affiliate of the Fund (AlphaSimplex Group, LLC, which is a subsidiary of Natixis US)(“ASG”). Without this model or as a result of changes in this model, these shareholder positions in the Fund may not exist or could change in a material amount. ASG has no involvement in the decisions to invest in the models provided.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Period Ended June 30, 2016*
Global Sustainable Equity Fund	Shares	Amount
Class A
Issued from the sale of shares	1,956	$19,555
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	1,955	$19,545

Class C
Issued from the sale of shares	2,715	$26,010
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(10)

Net change	2,714	$26,000

Class Y
Issued from the sale of shares	1,039,222	$10,388,345
Issued in connection with the reinvestment of distributions	—	—
Redeemed	(1)	(9)

Net change	1,039,221	$10,388,336

Increase (decrease) from capital share transactions	1,043,890	$10,433,881

*	From commencement of operations on March 31, 2016 through June 30, 2016.

|  86

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	678,980	$11,809,709	1,517,556	$30,354,006
Issued in connection with the reinvestment of distributions	189,829	3,386,537	313,620	6,034,951
Redeemed	(1,827,651)	(32,547,953)	(2,123,661)	(41,948,388)

Net change	(958,842)	$(17,351,707)	(292,485)	$(5,559,431)

Class B(a)
Issued from the sale of shares	—	$—	94	$1,650
Issued in connection with the reinvestment of distributions	—	—	123	2,182
Redeemed	(1,891)	(29,216)	(34,844)	(631,808)

Net change	(1,891)	$(29,216)	(34,627)	$(627,976)

Class C
Issued from the sale of shares	365,612	$5,718,622	1,967,705	$34,953,476
Issued in connection with the reinvestment of distributions	65,621	1,032,235	88,208	1,504,613
Redeemed	(1,355,373)	(21,626,162)	(1,273,258)	(22,539,155)

Net change	(924,140)	$(14,875,305)	782,655	$13,918,934

Class Y
Issued from the sale of shares	260,916	$4,828,849	551,387	$11,590,333
Issued in connection with the reinvestment of distributions	15,862	295,808	37,938	760,796
Redeemed	(617,288)	(11,270,467)	(737,029)	(15,581,647)

Net change	(340,510)	$(6,145,810)	(147,704)	$(3,230,518)

Increase (decrease) from capital share transactions	(2,225,383)	$(38,402,038)	307,839	$4,501,009

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

87  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,643,393	$123,163,700	40,727,220	$524,245,138
Issued in connection with the reinvestment of distributions	252,891	2,650,174	1,547,094	18,551,475
Redeemed	(18,548,523)	(197,124,415)	(28,890,059)	(355,356,386)

Net change	(6,652,239)	$(71,310,541)	13,384,255	$187,440,227

Class C
Issued from the sale of shares	1,646,401	$17,270,488	10,955,520	$138,511,592
Issued in connection with the reinvestment of distributions	89,394	920,762	408,992	4,881,076
Redeemed	(5,719,031)	(60,083,900)	(7,803,461)	(94,573,289)

Net change	(3,983,236)	$(41,892,650)	3,561,051	$48,819,379

Increase (decrease) from capital share transactions	(10,635,475)	$(113,203,191)	16,945,306	$236,259,606

|  88

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	196,490	$3,369,611	586,565	$12,199,067
Issued in connection with the reinvestment of distributions	95,064	1,622,723	718,326	13,152,899
Redeemed	(682,279)	(11,771,817)	(1,556,600)	(32,314,146)

Net change	(390,725)	$(6,779,483)	(251,709)	$(6,962,180)

Class B(a)
Issued from the sale of shares	—	$—	1,259	$20,238
Issued in connection with the reinvestment of distributions	—	—	567	8,015
Redeemed	(1,791)	(20,887)	(62,964)	(986,740)

Net change	(1,791)	$(20,887)	(61,138)	$(958,487)

Class C
Issued from the sale of shares	23,412	$277,001	130,432	$1,823,149
Issued in connection with the reinvestment of distributions	37,172	438,631	255,701	3,290,720
Redeemed	(180,007)	(2,156,508)	(452,639)	(6,920,026)

Net change	(119,423)	$(1,440,876)	(66,506)	$(1,806,157)

Class Y
Issued from the sale of shares	931,017	$16,236,628	2,141,789	$46,690,758
Issued in connection with the reinvestment of distributions	166,309	2,918,723	1,198,310	22,443,814
Redeemed	(1,187,077)	(21,064,785)	(1,865,835)	(39,308,260)

Net change	(89,751)	$(1,909,434)	1,474,264	$29,826,312

Increase (decrease) from capital share transactions	(601,690)	$(10,150,680)	1,094,911	$20,099,488

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

89  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,873,431	$34,800,582	6,072,313	$131,319,540
Issued in connection with the reinvestment of distributions	204,452	3,858,017	125,012	2,584,853
Redeemed	(1,949,565)	(36,602,027)	(2,508,032)	(53,811,968)

Net change	128,318	$2,056,572	3,689,293	$80,092,425

Class C
Issued from the sale of shares	434,596	$7,759,021	3,368,669	$70,554,606
Issued in connection with the reinvestment of distributions	116,224	2,089,713	71,042	1,402,692
Redeemed	(552,118)	(9,961,888)	(529,265)	(10,823,300)

Net change	(1,298)	$(113,154)	2,910,446	$61,133,998

Class N
Issued from the sale of shares	2,559,103	$50,348,073	2,972,431	$65,031,583
Issued in connection with the reinvestment of distributions	101,925	1,946,774	75,531	1,583,262
Redeemed	(441,930)	(8,442,970)	(398,415)	(8,784,271)

Net change	2,219,098	$43,851,877	2,649,547	$57,830,574

Class Y
Issued from the sale of shares	11,737,549	$221,211,622	35,161,537	$775,069,318
Issued in connection with the reinvestment of distributions	1,443,245	27,580,410	1,024,181	21,435,705
Redeemed	(15,117,511)	(288,949,867)	(10,758,464)	(233,638,744)

Net change	(1,936,717)	$(40,157,835)	25,427,254	$562,866,279

Increase (decrease) from capital share transactions	409,401	$5,637,460	34,676,540	$761,923,276

|  90

SEMIANNUAL REPORT

June 30, 2016

Loomis Sayles Multi-Asset Income Fund

McDonnell Intermediate Municipal Bond Fund

Natixis U.S. Equity Opportunities Fund

SeeyondSM Multi-Asset Allocation Fund

Portfolio Review  page 1

Portfolio of Investments  page 14

Financial Statements  page  39

Notes to Financial Statements page 59

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Managers	Symbols
Thomas Fahey	Class A	IIDPX
Kevin P. Kearns	Class C	CIDPX
Maura T. Murphy, CFA®	Class N	LMINX
Loomis, Sayles & Company, L.P.	Class Y	YIDPX

Investment Goal

The Fund seeks current income with a secondary objective of capital appreciation.

Average Annual Total Returns — June 30, 20164,5

	6 Months	1 Year	5 Years	10 Years	Life of Class N

Class A (Inception 11/17/05)
NAV	6.27%	6.57%	7.16%	6.53%	—%
With 4.25% Maximum Sales Charge	1.76	2.03	6.23	6.06	—

Class C (Inception 11/17/05)
NAV	5.91	5.80	6.34	5.74	—
With CDSC[2]	4.91	4.80	6.34	5.74	—

Class N (Inception 8/31/15)
NAV	6.47	—	—	—	8.50

Class Y (Inception 12/3/12)[1]
NAV	6.35	6.88	7.25	6.57	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	5.31	6.00	3.76	5.13	5.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Prior to the stock market close August 31, 2015, the Fund had multiple subadvisers. The performance results shown above for the periods prior to the stock market close August 31, 2015 reflect results achieved by those subadvisers using different investment strategies.

1  |

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
Dawn Mangerson	Class A MIMAX
James Grabovac, CFA®	Class C MIMCX
Lawrence Jones	Class Y MIMYX
Steve Wlodarski, CFA®
McDonnell Investment Management, LLC

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 12/31/12)[1]
NAV	3.65%	6.22%	2.62%
With 3.00% Maximum Sales Charge	0.56	3.00	1.72

Class C (Inception 12/31/12)[1]
NAV	3.26	5.44	1.87
With CDSC[2]	2.26	4.44	1.87

Class Y (Inception 12/31/12)[1]
NAV	3.77	6.48	2.94

Comparative Performance
Barclays 3-15 Year Blend Municipal Bond Index[3]	3.68	6.67	3.53

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols
Large Cap Value Segment	Class A NEFSX
Harris Associates L.P.	Class C NECCX
All Cap Growth Segment	Class Y NESYX
Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 7/7/94)
NAV	1.29%	4.21%	11.90%	8.76%
With 5.75% Maximum Sales Charge	-4.52	-1.79	10.58	8.12

Class C (Inception 7/7/94)
NAV	0.88	3.41	11.06	7.94
With CDSC[1]	-0.11	2.45	11.06	7.94

Class Y (Inception 11/15/94)
NAV	1.41	4.47	12.19	9.06

Comparative Performance
S&P 500® Index[2]	3.84	3.99	12.10	7.42
Russell 1000® Index[3]	3.74	2.93	11.88	7.51

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

SEEYOND MULTI-ASSET ALLOCATION FUND

Managers	Symbols
Simon Aninat	Class A SAFAX
Frédéric Babu	Class C SAFCX
Stéphanie Bigou	Class Y SAFYX
Jonathan M. Birtwell*
Didier Jauneaux
Alexandar J. Nary*
Frank Trividic
Yufeng Xie
Natixis Asset Management U.S., LLC (“Natixis AM US”)

*	Jonathan Birtwell no longer serves as associate portfolio manager of the Fund effective July 18, 2016.
*	Alexandar J. Nary became portfolio manager of the Fund effective August 2, 2016.

Investment Goal

The Fund seeks long-term growth of capital by investing in a range of securities and asset classes across global markets.

Average Annual Total Returns — June 30, 20164

	6 Months	1 Year	Life of Fund

Class A (Inception 7/23/14)
NAV	1.11%	-4.69%	-3.89%
With 5.75% Maximum Sales Charge	-4.69	-10.22	-6.79

Class C (Inception 7/23/14)
NAV	0.78	-5.36	-4.60
With CDSC[1]	-0.22	-6.30	-4.60

Class Y (Inception 7/23/14)
NAV	1.32	-4.37	-3.62

Comparative Performance
MSCI ACWI (Net)[2]	1.23	-3.73	-2.05
Blended Index[3]	5.07	2.32	-0.75

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI Index (Net) represents the performance of 47 markets in both the developed and emerging markets in Africa, Europe, North America and South America.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net)/40% Citigroup World Government Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2016 through June 30, 2016. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  6

LOOMIS SAYLES MULTI-ASSET INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,062.70	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77
Class C
Actual	$1,000.00	$1,059.10	$8.70
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class N
Actual	$1,000.00	$1,064.70	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.27
Class Y
Actual	$1,000.00	$1,063.50	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.95%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,036.50	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52
Class C
Actual	$1,000.00	$1,032.60	$7.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27
Class Y
Actual	$1,000.00	$1,037.70	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

7  |

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,012.90	$6.21
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class C
Actual	$1,000.00	$1,008.80	$9.94
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$9.97
Class Y
Actual	$1,000.00	$1,014.10	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97

*	Expenses are equal to the Fund’s annualized expense ratio: 1.24%, 1.99% and 0.99% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 366 (to reflect the half-year period).

SEEYOND MULTI-ASSET ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2016	ENDING ACCOUNT VALUE 6/30/2016	EXPENSES PAID DURING PERIOD* 1/1/2016 – 6/30/2016
Class A
Actual	$1,000.00	$1,011.10	$7.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.07
Class C
Actual	$1,000.00	$1,007.80	$10.78
Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82
Class Y
Actual	$1,000.00	$1,013.20	$5.81
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including interest expense: 1.41%, 2.16% and 1.16% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), divided by 366 (to reflect the half-year period).

|  8

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

9  |

performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2016. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category median for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors

|  10

included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund was relatively new and therefore had a limited operating history on which to judge its performance record; (3) that the Fund’s performance, although lagging in certain periods, was stronger over the long term; and (4) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement when compared to relevant performance benchmarks and categories. The Trustees also considered that the investment strategies for the Loomis Sayles Multi-Asset Income Fund and the Natixis U.S. Equity Opportunities Fund had recently changed.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds had expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Adviser for each of those Funds with current expenses above the cap. The Trustees further noted that management had proposed to reduce the expense cap and the advisory fee of the Seeyond Multi-Asset Allocation Fund. The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including: (1) the complexity of managing a Fund with two investment disciplines; (2) that

11  |

the Fund has achieved excess performance returns during the one, three, five and ten year periods relative to the medians of a peer group of funds; and (3) that management had proposed to reduce the expense cap and advisory fee of a Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Loomis Sayles Multi-Asset Income Fund had breakpoints in its advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. The Trustees considered management’s proposal to institute a lower advisory fee and expense cap for the Seeyond Multi-Asset Allocation Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

|  12

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction in the advisory fee and expense cap for the Seeyond Multi-Asset Allocation Fund described above, should be continued through June 30, 2017.

13  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks — 41.0% of Net Assets
	Aerospace & Defense — 0.5%
1,381	Boeing Co. (The)	$179,350
3,878	United Technologies Corp.	397,689

		577,039

	Air Freight & Logistics — 0.2%
6,280	bpost S.A.	160,759
1,656	Oesterreichische Post AG	53,478
12,269	Royal Mail PLC	82,430

		296,667

	Airlines — 0.4%
5,300	Japan Airlines Co. Ltd.	170,515
7,698	Southwest Airlines Co.	301,838

		472,353

	Auto Components — 0.1%
2,990	Johnson Controls, Inc.	132,337

	Automobiles — 0.3%
4,800	Fuji Heavy Industries Ltd.	164,992
7,109	General Motors Co.	201,185

		366,177

	Banks — 2.4%
8,042	BB&T Corp.	286,376
58,000	BOC Hong Kong Holdings Ltd.	174,774
2,300	Canadian Imperial Bank of Commerce	172,756
12,852	JPMorgan Chase & Co.	798,623
3,513	PNC Financial Services Group, Inc. (The)	285,923
6,699	U.S. Bancorp	270,171
17,492	Wells Fargo & Co.	827,896

		2,816,519

	Beverages — 1.7%
17,022	Coca-Cola Co. (The)	771,607
1,717	Constellation Brands, Inc., Class A	283,992
989	Dr Pepper Snapple Group, Inc.	95,567
8,162	PepsiCo, Inc.	864,682

		2,015,848

	Biotechnology — 0.5%
6,060	AbbVie, Inc.	375,175
1,096	Amgen, Inc.	166,756

		541,931

	Capital Markets — 0.1%
19,383	BGC Partners, Inc., Class A	168,826

	Chemicals — 0.8%
3,034	Dow Chemical Co. (The)	150,820

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Chemicals — continued
2,794	E.I. du Pont de Nemours & Co.	$181,051
2,158	LyondellBasell Industries NV, Class A	160,599
2,525	Monsanto Co.	261,110
2,106	PPG Industries, Inc.	219,340

		972,920

	Commercial Services & Supplies — 0.8%
6,775	Berendsen PLC	110,075
5,070	Intrum Justitia AB	159,008
2,000	Ritchie Bros Auctioneers, Inc.	67,588
13,598	Tyco International PLC	579,275

		915,946

	Construction & Engineering — 0.1%
8,237	Skanska AB	172,474

	Containers & Packaging — 0.3%
7,159	International Paper Co.	303,398

	Diversified Telecommunication Services — 1.5%
4,072	CenturyLink, Inc.	118,129
126,000	HKT Trust & HKT Ltd.	181,575
68,799	Spark New Zealand Ltd.	174,863
23,464	Verizon Communications, Inc.	1,310,230

		1,784,797

	Electric Utilities — 2.3%
18,500	CLP Holdings Ltd.	188,981
4,900	Emera, Inc.	184,402
2,277	Entergy Corp.	185,234
4,010	Exelon Corp.	145,804
194,500	HK Electric Investments & HK Electric Investments Ltd., 144A	181,491
6,911	NextEra Energy, Inc.	901,194
9,710	PG&E Corp.	620,663
4,573	PPL Corp.	172,631
2,397	Southern Co. (The)	128,551
4,142	SSE PLC	86,208

		2,795,159

	Energy Equipment & Services — 0.2%
4,302	Halliburton Co.	194,838

	Food & Staples Retailing — 0.7%
3,402	CVS Health Corp.	325,708
7,976	Kroger Co. (The)	293,437
2,210	Wal-Mart Stores, Inc.	161,374

		780,519

	Food Products — 0.5%
1,801	General Mills, Inc.	128,447
2,939	Mead Johnson Nutrition Co.	266,714

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Food Products — continued
5,637	Salmar ASA	$167,748

		562,909

	Health Care Providers & Services — 0.1%
770	HealthSouth Corp.	29,891
541	Quest Diagnostics, Inc.	44,043

		73,934

	Hotels, Restaurants & Leisure — 1.0%
2,996	Cedar Fair LP	173,229
1,045	Cracker Barrel Old Country Store, Inc.	179,186
2,584	Darden Restaurants, Inc.	163,670
12,674	Hilton Worldwide Holdings, Inc.	285,545
2,955	McDonald’s Corp.	355,605

		1,157,235

	Household Durables — 0.5%
3,781	Berkeley Group Holdings PLC	127,676
2,029	Leggett & Platt, Inc.	103,702
3,091	Tupperware Brands Corp.	173,961
1,055	Whirlpool Corp.	175,805

		581,144

	Industrial Conglomerates — 0.9%
24,065	General Electric Co.	757,566
1,830	Roper Technologies, Inc.	312,125

		1,069,691

	Insurance — 0.7%
1,797	Aspen Insurance Holdings Ltd.	83,345
6,395	Assured Guaranty Ltd.	162,241
1,964	Chubb Ltd.	256,714
5,773	MetLife, Inc.	229,939
2,357	RLI Corp.	162,115

		894,354

	Internet Software & Services — 0.2%
4,400	Mixi, Inc.	181,920
32,862	Moneysupermarket.com Group PLC	119,061

		300,981

	IT Services — 0.7%
1,469	Accenture PLC, Class A	166,423
3,217	Paychex, Inc.	191,411
4,925	Visa, Inc., Class A	365,287
8,670	Western Union Co. (The)	166,291

		889,412

	Machinery — 0.2%
3,164	Caterpillar, Inc.	239,863

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Media — 0.4%
4,326	Comcast Corp., Class A	$282,012
2,056	Omnicom Group, Inc.	167,543

		449,555

	Metals & Mining — 0.4%
2,538	Nucor Corp.	125,403
2,052	Reliance Steel & Aluminum Co.	157,799
7,029	Steel Dynamics, Inc.	172,210

		455,412

	Multi-Utilities — 0.7%
2,500	ACEA SpA	30,324
7,751	CenterPoint Energy, Inc.	186,024
1,686	National Grid PLC	24,793
5,126	Sempra Energy	584,467

		825,608

	Multiline Retail — 0.1%
2,096	Target Corp.	146,343

	Oil, Gas & Consumable Fuels — 2.4%
4,945	Chevron Corp.	518,384
2,300	Enbridge Income Fund Holdings, Inc.	57,075
11,759	Exxon Mobil Corp.	1,102,289
8,413	Golar LNG Ltd.	130,401
5,186	Hess Corp.	311,679
10,567	Kinder Morgan, Inc.	197,814
15,607	Marathon Oil Corp.	234,261
3,000	TonenGeneral Sekiyu KK	27,329
4,963	Valero Energy Corp.	253,113

		2,832,345

	Paper & Forest Products — 0.1%
9,296	UPM-Kymmene OYJ	170,775

	Personal Products — 0.3%
1,468	Blackmores Ltd.	144,893
2,000	Pola Orbis Holdings, Inc.	188,220

		333,113

	Pharmaceuticals — 2.9%
6,000	Bayer AG, Sponsored ADR	603,900
6,710	Bristol-Myers Squibb Co.	493,521
4,591	Eli Lilly & Co.	361,541
10,042	Johnson & Johnson	1,218,095
22,002	Pfizer, Inc.	774,690

		3,451,747

	REITs – Apartments — 0.7%
15,500	American Campus Communities, Inc.	819,485

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 0.8%
8,840	American Tower Corp.	$1,004,312

	REITs – Health Care — 2.1%
33,400	HCP, Inc.	1,181,692
18,300	Ventas, Inc.	1,332,606

		2,514,298

	REITs – Hotels — 1.0%
42,615	Hospitality Properties Trust	1,227,312

	REITs – Office Property — 0.9%
10,000	SL Green Realty Corp.	1,064,700

	REITs – Regional Malls — 1.1%
5,900	Simon Property Group, Inc.	1,279,710

	REITs – Shopping Centers — 1.3%
9,400	Federal Realty Investment Trust	1,556,170

	REITs – Storage — 1.9%
37,850	CubeSmart	1,168,808
4,350	Public Storage	1,111,817

		2,280,625

	Road & Rail — 0.2%
10,051	CSX Corp.	262,130

	Semiconductors & Semiconductor Equipment — 1.2%
21,883	Cypress Semiconductor Corp.	230,866
13,678	Intel Corp.	448,638
4,619	Maxim Integrated Products, Inc.	164,852
10,182	QUALCOMM, Inc.	545,450

		1,389,806

	Software — 1.4%
26,117	Microsoft Corp.	1,336,407
7,627	Oracle Corp.	312,173

		1,648,580

	Specialty Retail — 0.3%
10,997	American Eagle Outfitters, Inc.	175,182
5,567	Best Buy Co., Inc.	170,350

		345,532

	Technology Hardware, Storage & Peripherals — 0.7%
3,097	Apple, Inc.	296,073
21,200	EMC Corp.	576,004

		872,077

	Tobacco — 1.9%
6,463	Altria Group, Inc.	445,689
2,875	British American Tobacco PLC	186,383
3,245	Imperial Brands PLC	175,985
4,000	Japan Tobacco, Inc.	161,209

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
	Tobacco — continued
5,228	Philip Morris International, Inc.	$531,792
7,367	Reynolds American, Inc.	397,302
4,811	Swedish Match AB	167,895
8,039	Vector Group Ltd.	180,234

		2,246,489

	Trading Companies & Distributors — 0.1%
14,100	ITOCHU Corp.	172,488

	Transportation Infrastructure — 0.1%
59,200	SATS Ltd.	180,998

	Wireless Telecommunication Services — 0.3%
5,036	Freenet AG	129,695
7,000	NTT DOCOMO, Inc.	188,780

		318,475

	Total Common Stocks (Identified Cost $45,903,349)	48,925,356

Principal Amount
Bonds and Notes — 35.9%
	Aerospace & Defense — 0.6%
$750,000	KLX, Inc., 5.875%, 12/01/2022, 144A	735,000

	Banking — 7.5%
610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(b)	629,753
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(b)	873,086
2,250,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625%(b)	2,008,125
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(b)	1,150,000
1,400,000	Deutsche Bank AG, (fixed rate to 4/30/2025, variable rate thereafter), 7.500%(b)	1,170,750
1,100,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(b)	1,004,124
1,145,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%, 144A(b)	1,051,610
1,140,000	UBS Group AG, (fixed rate to 8/07/2025, variable rate thereafter), 6.875%(b)	1,076,582

		8,964,030

	Building Materials — 0.9%
550,000	Cemex SAB de CV, 6.500%, 12/10/2019, 144A	586,438
470,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	493,077

		1,079,515

	Cable Satellite — 1.0%
1,100,000	Cablevision Systems Corp., 7.750%, 4/15/2018	1,177,682

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — 1.1%
$350,000	Hexion, Inc., 8.875%, 2/01/2018	$303,625
1,000,000	Koppers, Inc., 7.875%, 12/01/2019	1,020,000

		1,323,625

	Electric — 1.1%
600,000	Dynegy, Inc., 7.375%, 11/01/2022	579,000
250,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	284,688
435,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	432,825

		1,296,513

	Food & Beverage — 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	647,700

	Government Owned – No Guarantee — 2.0%
1,145,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	1,181,640
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,155,750

		2,337,390

	Independent Energy — 3.2%
850,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	796,875
570,000	Rice Energy, Inc., 6.250%, 5/01/2022	565,725
470,000	Southwestern Energy Co., 4.050%, 1/23/2020	461,775
400,000	Southwestern Energy Co., 7.500%, 2/01/2018	425,000
400,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	384,000
1,230,000	WPX Energy, Inc., 5.250%, 1/15/2017	1,233,075

		3,866,450

	Metals & Mining — 2.3%
1,020,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.750%, 2/01/2022	999,919
1,200,000	Glencore Finance Canada Ltd., 5.800%, 11/15/2016, 144A	1,214,400
340,000	Teck Resources Ltd., 8.000%, 6/01/2021, 144A	350,200
150,000	Teck Resources Ltd., 8.500%, 6/01/2024, 144A	155,625

		2,720,144

	Midstream — 1.0%
85,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/2024	79,823
465,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	483,084
600,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.375%, 5/01/2024	626,250

		1,189,157

	Refining — 0.8%
1,000,000	Western Refining, Inc., 6.250%, 4/01/2021	910,000

	Retailers — 0.6%
380,000	Walgreens Boots Alliance, Inc., 3.450%, 6/01/2026	390,085
300,000	Walgreens Boots Alliance, Inc., 4.650%, 6/01/2046	319,957

		710,042

	Sovereigns — 1.2%
850,000	Republic of Argentina, 6.250%, 4/22/2019, 144A	885,878
485,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	523,897

		1,409,775

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 6.7%
$1,700,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$1,772,250
1,175,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.450%, 6/15/2023, 144A	1,219,148
370,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	377,316
1,160,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,209,285
75,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	78,331
410,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	442,000
290,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	311,781
290,000	Oracle Corp., 2.650%, 7/15/2026	290,728
290,000	Oracle Corp., 3.850%, 7/15/2036	290,753
580,000	Oracle Corp., 4.000%, 7/15/2046	584,758
690,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	734,850
675,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	722,250

		8,033,450

	Treasuries — 2.4%
2,800,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,917,796

	Wirelines — 3.0%
945,000	CenturyLink, Inc., 7.650%, 3/15/2042	798,525
380,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	320,150
1,355,000	Frontier Communications Corp., 8.875%, 9/15/2020	1,446,462
920,000	Frontier Communications Corp., 10.500%, 9/15/2022	973,475

		3,538,612

	Total Bonds and Notes (Identified Cost $41,980,451)	42,856,881

Shares
Exchange-Traded Funds & Notes — 8.0%
469,500	Alerian MLP ETF	5,972,040
112,000	JPMorgan Alerian MLP Index ETN (Identified Cost $9,346,604)	3,564,960

		9,537,000

Preferred Stocks — 5.9%
Non-Convertible Preferred Stocks — 5.4%
	Banking — 4.1%
64,000	Bank of America Corp., Series CC, 6.200%	1,683,193
39,418	Citigroup, Inc., Series L, 6.875%	1,094,244
32,000	Goldman Sachs Group, Inc. (The), Series N, 6.300%	862,720
48,000	JPMorgan Chase & Co., Series BB, 6.150%	1,284,000

		4,924,157

	Consumer Cyclical Services — 0.5%
22,000	eBay, Inc., 6.000%	584,540

	REITs – Storage — 0.8%
35,400	Public Storage, Series B, 5.400%	940,932

	Total Non-Convertible Preferred Stocks (Identified Cost $6,117,939)	6,449,629

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

Shares	Description	Value (†)
Convertible Preferred Stock — 0.5%
	Pharmaceuticals — 0.5%
665	Allergan PLC, Series A, 5.500% (Identified Cost $575,087)	$554,358

	Total Preferred Stocks (Identified Cost $6,693,026)	7,003,987

Principal Amount
Senior Loans — 4.8%
	Airlines — 2.5%
$3,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020(c)	3,048,318

	Electric — 0.9%
1,060,000	Dynegy, Inc., Incremental Term Loan B, 6/20/2023(d)	1,040,793

	Technology — 1.4%
1,715,000	Dell, Inc., 2016 Term Loan B, 5/24/2023(d)	1,707,848

	Total Senior Loans (Identified Cost $5,765,326)	5,796,959

Short-Term Investments — 10.5%
12,486,645	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $12,486,655 on 7/01/2016 collateralized by $12,310,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $12,740,850 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,486,645)	12,486,645

	Total Investments — 106.1% (Identified Cost $122,175,401)(a)	126,606,828
	Other assets less liabilities — (6.1)%	(7,257,465)

	Net Assets — 100.0%	$119,349,363

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $122,183,990 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,840,916
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,418,078)

	Net unrealized appreciation	$4,422,838

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Loomis Sayles Multi-Asset Income Fund – (continued)

(b)	Perpetual bond with no specified maturity date.
(c)	Variable rate security. Rate as of June 30, 2016 is disclosed.
(d)	Position is unsettled. Contract rate was not determined at June 30, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the value of Rule 144A holdings amounted to $14,417,543 or 12.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
ETN	Exchange-Traded Note
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2016 (Unaudited)

Banking	11.6%
Technology	8.1
Exchange-Traded Funds	8.0
Pharmaceuticals	3.4
Independent Energy	3.2
Wirelines	3.0
Airlines	2.9
REITs – Storage	2.7
Metals & Mining	2.7
Treasuries	2.4
Oil, Gas & Consumable Fuels	2.4
Banks	2.4
Electric Utilities	2.3
REITs – Health Care	2.1
Government Owned – No Guarantee	2.0
Electric	2.0
Other Investments, less than 2% each	34.4
Short-Term Investments	10.5

Total Investments	106.1
Other assets less liabilities	(6.1)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.7% of Net Assets
Municipals — 91.7%
	Arizona — 0.8%
$800,000	Scottsdale Municipal Property Corp. Excise Tax Revenue, Water & Sewer Development Project, Prerefunded 07/01/2018@100, Series A, 5.000%, 7/01/2019	$869,224

	Arkansas — 0.9%
750,000	Arizona Board of Regents, State University System Revenue, Refunding, Series A, 5.000%, 7/01/2024	955,283

	California — 4.1%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	309,397
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	469,289
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	585,899
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035(b)	837,788
400,000	Los Angeles Harbor Department Revenue, Refunding, Series A, AMT, 5.000%, 8/01/2036	480,424
690,000	San Gorgonio Memorial Health Care District, GO, Refunding, 4.000%, 8/01/2016	691,939
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	950,312

		4,325,048

	Colorado — 3.6%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,300,770
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033(b)	322,148
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028(b)	469,148
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	496,188
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	667,575
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	504,256

		3,760,085

	Connecticut — 2.0%
2,000,000	State of Connecticut, GO, Refunding, Series B, (AMBAC insured), 5.250%, 6/01/2017	2,083,220

	District of Columbia — 0.8%
800,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Prerefunded 10/01/2018@100, Series A, 5.000%, 10/01/2024	876,744

	Florida — 11.0%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	609,545
1,000,000	Florida Municipal Power Agency, Refunding, Series A, 5.000%, 10/01/2028	1,287,110
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	434,032

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Florida — continued
$1,000,000	Lee County Transportation Facilities Revenue, Refunding, (AGM insured), 5.000%, 10/01/2022	$1,220,920
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	788,947
1,000,000	Miami-Dade County Water & Sewer System Revenue, Refunding, 5.000%, 10/01/2023	1,240,680
1,000,000	Orange County School Board, COP, Refunding, Series B, 5.000%, 8/01/2027	1,293,490
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	486,256
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,207,940
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,232,840
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	733,764
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	504,092
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025(b)	496,852

		11,536,468

	Georgia — 2.6%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	586,085
1,500,000	Municipal Electric Authority of Georgia Revenue, Project One Subordinated Bonds, Refunding, Series A, 5.000%, 1/01/2032	1,839,120
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	304,962

		2,730,167

	Hawaii — 3.3%
1,500,000	Hawaii, Refunding, Series EZ, 5.000%, 10/01/2025	1,958,730
1,335,000	Honolulu City & County, Prerefunded 4/01/2019@100, Series A, 5.000%, 4/01/2026	1,489,513

		3,448,243

	Illinois — 7.1%
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,244,560
2,000,000	DuPage County Community Unit School District No. 200, GO, Refunding, 4.000%, 11/01/2020(c)	2,234,860
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028(b)	405,379
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	569,130
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	116,180
2,000,000	Illinois Municipal Electric Agency Power Supply, Prerefunded 2/01/2017@100, Series A, 5.125%, 2/01/2029	2,052,180
700,000	Will County Forest Preservation District, GO, Refunding, Series A, 5.000%, 12/15/2020	817,362

		7,439,651

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Indiana — 2.1%
$405,000	Greenfield Middle School Building Corp. Revenue, 1st Mortgage, Refunding, 5.000%, 1/15/2020	$462,636
1,035,000	Hobart Building Corp. Revenue, Refunding, 4.000%, 1/15/2021	1,158,382
500,000	Indianapolis Local Public Improvement Bond Bank Revenue, Indianapolis Airport Authority, Refunding, Series A1, AMT, 5.000%, 1/01/2023	604,680

		2,225,698

	Iowa — 0.3%
250,000	City of Carter Lake Local Option Sales Tax Revenue, Prerefunded 06/01/2018@100, 5.500%, 6/01/2038	272,890

	Kansas — 0.8%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	826,301

	Kentucky — 1.4%
1,000,000	Kentucky State Property & Building Commission Revenue, Project No. 112, Refunding, Series B, 5.000%, 11/01/2022	1,202,890
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	298,606

		1,501,496

	Massachusetts — 0.5%
310,000	Massachusetts State Development Finance Agency Revenue, Charles Stark Draper Laboratory, Prerefunded 09/01/2018@100, 5.500%, 9/01/2020	341,595
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	159,408

		501,003

	Minnesota — 0.5%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	255,405
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	309,453

		564,858

	Missouri — 3.1%
735,000	Clay County Public School District No. 53, Liberty Public School District, GO, Refunding, 4.000%, 3/01/2024	868,535
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	859,523
1,250,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, Series A, 5.000%, 12/01/2034	1,544,850

		3,272,908

	Nebraska — 2.8%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,217,670
1,000,000	Nebraska Public Power District Revenue, Prerefunded 1/01/2018@100, Series C, 5.000%, 1/01/2024	1,065,620

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Nebraska — continued
$500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028(b)	$594,150

		2,877,440

	Nevada — 0.6%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	632,930

	New Jersey — 3.8%
500,000	New Jersey Economic Development Authority, School Facilities, Prerefunded 09/01/2017@100, Series U, (AGM insured), 5.000%, 9/01/2022	525,055
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	326,695
1,500,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,840,425
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032(b)	613,100
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	620,345

		3,925,620

	New Mexico — 3.2%
2,500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Prerefunded 08/01/2018@100, Series A, 6.000%, 8/01/2023	2,768,450
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031(b)	618,235

		3,386,685

	New York — 5.0%
2,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Fiscal 2016, Series A-1, 5.000%, 8/01/2032	2,519,960
1,025,000	New York City, Fiscal 2015, GO, Refunding, Series A, 5.000%, 8/01/2021	1,221,011
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	359,597
1,000,000	Port Authority of New York & New Jersey Revenue, 195th Series, Refunding, AMT, 5.000%, 10/01/2019	1,128,410

		5,228,978

	Ohio — 4.3%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021(b)	452,152
250,000	American Municipal Power, Inc. Revenue, Greenup Hydroelectric Project, Series A, 5.000%, 2/15/2028	316,010
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023(b)	629,080
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024(b)	600,205
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	600,700
1,000,000	Ohio State Hospital Revenue, University Hospitals Health System, Inc. Obligated Group, Refunding, Series A, 5.000%, 1/15/2027	1,256,040
500,000	Scioto County Hospital Revenue, Southern Ohio Medical Center Obligated Group, Refunding, 5.000%, 2/15/2030	616,745

		4,470,932

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Pennsylvania — 3.1%
$335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	$376,704
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	318,542
2,000,000	Pennsylvania State University Revenue, Refunding, Series B, 5.000%, 9/01/2023	2,502,300

		3,197,546

	Rhode Island — 1.8%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	632,490
1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,243,170

		1,875,660

	South Dakota — 0.5%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036(b)	486,460

	Tennessee — 1.3%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	623,375
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	744,101

		1,367,476

	Texas — 10.8%
500,000	City of Dallas, GO, Prerefunded 2/15/2018@100, 5.000%, 2/15/2024	534,990
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024(b)	877,247
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	295,388
250,000	Denton Independent School District, GO, Prerefunded 08/15/2017@100, (PSF-GTD), 5.000%, 8/15/2030	261,760
1,550,000	Harris County Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, Refunding, 5.000%, 11/15/2027	1,996,663
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	576,015
1,000,000	Houston Higher Education Finance Corp. Revenue, Harmony Public School, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2024	1,238,590
1,000,000	Lancaster Independent School District, GO, Refunding, (BAM insured), 5.000%, 2/15/2026	1,272,390
940,000	New Caney Independent School District, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2023	1,159,546
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	419,223
1,275,000	State of Texas, Transportation Commission Mobility Fund, GO, Prerefunded 4/01/2018@100, 5.000%, 4/01/2026	1,371,046
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024(b)	493,492
670,000	Texas State Technical College System Revenue, Refunding, (AGM Insured), 4.000%, 10/15/2033	756,665

		11,253,015

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Utah — 1.5%
$1,250,000	Metropolitan Water District of Salt Lake & Sandy Water Revenue, Refunding, Series A, 4.000%, 7/01/2016	$1,250,000
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	304,802

		1,554,802

	Washington — 6.7%
1,430,000	Energy Northwest Washington Electric Revenue, Columbia Station, Prerefunded 7/01/2016@100, Series A, (AMBAC insured), 5.000%, 7/01/2024	1,430,000
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,418,798
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032(b)	601,755
1,500,000	Pierce County School District No. 10 Tacoma, Refunding, 5.000%, 12/01/2026	1,937,490
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	584,905
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	450,764
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031(b)	620,690

		7,044,402

	Wisconsin — 1.4%
1,000,000	Public Finance Authority Lease Development Revenue, Kansas University Development Corp., 5.000%, 3/01/2030	1,239,340
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	263,941

		1,503,281

	Total Bonds and Notes (Identified Cost $92,087,323)	95,994,514

Short-Term Investments — 7.0%
7,313,543	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $7,313,549 on 7/01/2016 collateralized by $7,210,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $7,462,350 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,313,543)	7,313,543

	Total Investments — 98.7% (Identified Cost $99,400,866)(a)	103,308,057
	Other assets less liabilities — 1.3%	1,312,599

	Net Assets — 100.0%	$104,620,656

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At June 30, 2016, the net unrealized appreciation on investments based on a cost of $99,400,866 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,911,286
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,095)

	Net unrealized appreciation	$3,907,191

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open when-issued/delayed delivery securities.
(c)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
COP	Certificate of Participation
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Holdings Summary at June 30, 2016 (Unaudited)

General Obligation	13.7%
Medical	11.8
School District	11.2
Power	11.2
Higher Education	10.5
Transportation	8.9
General	8.5
Water	6.5
Education	3.8
Airport	2.8
Utilities	2.2
Bond Bank	0.6
Short-Term Investments	7.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.7% of Net Assets
	Air Freight & Logistics — 4.4%
251,021	Expeditors International of Washington, Inc.	$12,310,070
48,400	FedEx Corp.	7,346,152
43,709	United Parcel Service, Inc., Class B	4,708,333

		24,364,555

	Automobiles — 1.2%
231,700	General Motors Co.	6,557,110

	Banks — 5.8%
872,200	Bank of America Corp.	11,574,094
249,300	Citigroup, Inc.	10,567,827
162,700	JPMorgan Chase & Co.	10,110,178

		32,252,099

	Beverages — 6.8%
162,898	Coca-Cola Co. (The)	7,384,166
51,600	Diageo PLC, Sponsored ADR	5,824,608
119,741	Monster Beverage Corp.(b)	19,243,576
94,225	SABMiller PLC, Sponsored ADR	5,515,932

		37,968,282

	Biotechnology — 0.8%
28,033	Amgen, Inc.	4,265,221

	Capital Markets — 2.3%
155,267	Greenhill & Co., Inc.	2,499,799
221,333	SEI Investments Co.	10,648,330

		13,148,129

	Chemicals — 0.8%
43,800	Monsanto Co.	4,529,358

	Communications Equipment — 2.6%
512,549	Cisco Systems, Inc.	14,705,031

	Consumer Finance — 1.6%
26,955	American Express Co.	1,637,786
118,700	Capital One Financial Corp.	7,538,637

		9,176,423

	Diversified Financial Services — 2.1%
39,523	FactSet Research Systems, Inc.	6,379,803
69,103	MSCI, Inc.	5,329,223

		11,709,026

	Energy Equipment & Services — 2.6%
141,500	Halliburton Co.	6,408,535
101,912	Schlumberger Ltd.	8,059,201

		14,467,736

	Food Products — 1.4%
559,360	Danone, Sponsored ADR	7,926,131

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.6%
111,926	Varian Medical Systems, Inc.(b)	$9,203,675

	Health Care Providers & Services — 1.5%
60,300	UnitedHealth Group, Inc.	8,514,360

	Health Care Technology — 1.1%
106,984	Cerner Corp.(b)	6,269,262

	Hotels, Restaurants & Leisure — 1.2%
79,652	Yum! Brands, Inc.	6,604,744

	Household Durables — 1.4%
48,550	Whirlpool Corp.	8,090,372

	Household Products — 1.2%
80,025	Procter & Gamble Co. (The)	6,775,717

	Industrial Conglomerates — 2.1%
370,600	General Electric Co.	11,666,488

	Insurance — 4.9%
137,800	Aflac, Inc.	9,943,648
178,400	American International Group, Inc.	9,435,576
74,600	Aon PLC	8,148,558

		27,527,782

	Internet & Catalog Retail — 4.9%
28,179	Amazon.com, Inc.(b)	20,165,456
277,900	Liberty Interactive Corp./QVC Group, Class A(b)	7,050,323

		27,215,779

	Internet Software & Services — 10.4%
162,838	Alibaba Group Holding Ltd., Sponsored ADR(b)	12,950,506
29,343	Alphabet, Inc., Class A(b)	20,643,681
9,974	Alphabet, Inc., Class C(b)	6,903,005
153,918	Facebook, Inc., Class A(b)	17,589,749

		58,086,941

	IT Services — 5.9%
32,916	Automatic Data Processing, Inc.	3,023,993
107,500	MasterCard, Inc., Class A	9,466,450
280,217	Visa, Inc., Class A	20,783,695

		33,274,138

	Machinery — 2.9%
104,900	Caterpillar, Inc.	7,952,469
74,900	Cummins, Inc.	8,421,756

		16,374,225

	Media — 1.0%
499,000	News Corp., Class A	5,663,650

	Metals & Mining — 0.4%
32,394	Compass Minerals International, Inc.	2,403,311

	Oil, Gas & Consumable Fuels — 2.1%
206,500	Apache Corp.	11,495,855

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 3.0%
44,857	Merck & Co., Inc.	$2,584,212
65,711	Novartis AG, Sponsored ADR	5,421,814
165,700	Novo Nordisk AS, Sponsored ADR	8,911,346

		16,917,372

	Semiconductors & Semiconductor Equipment — 8.0%
16,103	Analog Devices, Inc.	912,074
164,455	ARM Holdings PLC, Sponsored ADR	7,484,347
290,200	Intel Corp.	9,518,560
23,785	Linear Technology Corp.	1,106,716
298,843	QUALCOMM, Inc.	16,009,020
156,100	Texas Instruments, Inc.	9,779,665

		44,810,382

	Software — 7.8%
142,353	Autodesk, Inc.(b)	7,706,991
256,159	Microsoft Corp.	13,107,656
558,179	Oracle Corp.	22,846,267

		43,660,914

	Technology Hardware, Storage & Peripherals — 1.4%
81,400	Apple, Inc.	7,781,840

	Textiles, Apparel & Luxury Goods — 1.5%
114,323	adidas AG, Sponsored ADR	8,195,816

	Total Common Stocks (Identified Cost $463,071,111)	541,601,724

Principal Amount
Short-Term Investments — 3.4%
$19,100,173	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $19,100,189 on 7/01/2016 collateralized by $18,830,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $19,489,050 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $19,100,173)	19,100,173

	Total Investments — 100.1% (Identified Cost $482,171,284)(a)	560,701,897
	Other assets less liabilities — (0.1)%	(283,153)

	Net Assets — 100.0%	$560,418,744

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
Principal Amount

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2016, the net unrealized appreciation on investments based on a cost of $482,171,284 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$102,449,527
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(23,918,914)

	Net unrealized appreciation	$78,530,613

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2016 (Unaudited)

Internet Software & Services	10.4%
Semiconductors & Semiconductor Equipment	8.0
Software	7.8
Beverages	6.8
IT Services	5.9
Banks	5.8
Insurance	4.9
Internet & Catalog Retail	4.9
Air Freight & Logistics	4.4
Pharmaceuticals	3.0
Machinery	2.9
Communications Equipment	2.6
Energy Equipment & Services	2.6
Capital Markets	2.3
Diversified Financial Services	2.1
Industrial Conglomerates	2.1
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	18.1
Short-Term Investments	3.4

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 18.2% of Net Assets
	France — 2.4%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,150,696

	Germany — 2.6%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	489,584
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	758,110

		1,247,694

	Japan — 6.0%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,919,386

	United Kingdom — 0.6%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)(b)	295,193

	United States — 6.6%
3,020,340	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026	3,180,521

	Total Bonds and Notes (Identified Cost $8,676,954)	8,793,490

Shares
Exchange-Traded Funds — 6.7%
	United States — 6.7%
2,910	iShares® MSCI China ETF(c)	123,355
49,410	iShares® MSCI Emerging Markets ETF(b)(c)	1,697,728
2,500	iShares® MSCI India ETF(c)	69,800
4,025	iShares® MSCI South Korea Capped ETF(b)(c)	209,582
29,600	iShares® MSCI Switzerland Capped ETF(b)(c)	877,640
13,030	iShares® MSCI Taiwan ETF(b)(c)	183,071
700	iShares® MSCI Thailand Capped ETF(b)(c)	48,237

	Total Exchange-Traded Funds (Identified Cost $3,367,338)	3,209,413

Contracts
Purchased Options — 2.3%
	Index Options — 2.1%
70	EURO STOXX 50®, Call expiring September 16, 2016 at 2800	129,304
63	EURO STOXX 50®, Call expiring December 16, 2016 at 2800	146,742
100	EURO STOXX 50®, Call expiring July 15, 2016 at 3050	4,361
332	EURO STOXX 50®, Call expiring December 16, 2016 at 3100	257,935
556	EURO STOXX 50®, Put expiring December 16, 2016 at 2500	457,004

	(Identified Cost $1,280,818)	995,346

	Options on Futures Contracts — 0.2%
82	E-mini S&P 500®, Put expiring September 16, 2016 at 2000 (Identified Cost $172,405)	125,050

	Total Purchased Options (Identified Cost $1,453,223)	1,120,396

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 56.2%
$5,600,698	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $5,600,703 on 7/01/2016 collateralized by $5,520,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $5,713,200 including accrued interest (Note 2 of Notes to Financial Statements)	$5,600,698
9,470,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2016 at 0.030% to be repurchased at $9,470,008 on 7/01/2016 collateralized by $6,615,000 Federal Home Loan Mortgage, 5.500% due 7/15/2036 valued at $9,661,538 including accrued interest (Note 2 of Notes to Financial Statements)(b)	9,470,000
12,000,000	U.S. Treasury Bills, 0.257%, 9/08/2016(d)(e)	11,995,332

	Total Short-Term Investments (Identified Cost $27,064,799)	27,066,030

	Total Investments — 83.4% (Identified Cost $40,562,314)(a)	40,189,329
	Other assets less liabilities — 16.6%	8,002,628

	Net Assets — 100.0%	$48,191,957

Contracts
Written Options — (1.9%)
	Index Options — (1.9%)
112	EURO STOXX 50®, Call expiring December 15, 2017 at 3100	$(179,115)
34	EURO STOXX 50®, Put expiring December 16, 2016 at 3100	(121,740)
112	EURO STOXX 50®, Put expiring December 15, 2017 at 3100	(627,342)

	(Premiums Received $932,030)	$(928,197)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2016, the net unrealized depreciation on investments based on a cost of $40,692,300 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$673,226
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,176,197)

	Net unrealized depreciation	$(502,971)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

(d)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

At June 30, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2016	22	$2,925,656	$33,773
Australian Dollar	9/19/2016	7	519,680	385
British Pound	9/19/2016	28	2,318,400	(247,713)
CBOE SPX Volatility Index	7/20/2016	34	577,150	(123,263)
CBOE SPX Volatility Index	8/17/2016	18	329,850	(36,866)
E-mini NASDAQ 100	9/16/2016	9	793,260	(2,034)
E-mini S&P 500®	9/16/2016	138	14,422,380	265,822
Euro-Buxl® 30 Year Bond	9/08/2016	2	435,377	32,227
FTSE 100 Index	9/16/2016	14	1,202,809	97,047
German Euro Bund	9/08/2016	22	4,080,151	42,481
German Euro Bund, Put options at 163.50*	8/26/2016	36	12,385	(28,765)
Japanese Yen	9/19/2016	21	2,548,088	83,213
Nikkei 225™	9/08/2016	7	553,700	(30,400)
S&P/TSX 60 Index	9/15/2016	4	504,230	7,041
Ultra Long U.S. Treasury Bond	9/21/2016	4	745,500	45,219

Total				$138,167

At June 30, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50®	9/16/2016	126	$4,005,159	$(90,938)
Euro	9/19/2016	11	1,527,281	35,956
Canadian Dollar	9/20/2016	22	1,696,640	34,540
Swiss Franc	9/19/2016	6	769,800	12,938

Total				$(7,504)

* German Euro Bund options are categorized as futures for valuation purposes but carry the risks associated with investments in options (see Note 2 of Notes to Financial Statements).

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2016 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

Industry Summary at June 30, 2016 (Unaudited)

Treasuries	18.2%
Exchange-Traded Funds	6.7
Purchased Options	2.3
Short-Term Investments	56.2

Total Investments	83.4
Other assets less liabilities (including open written options and futures contracts)	16.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  38

Statements of Assets and Liabilities

June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
ASSETS
Investments at cost	$109,688,756	$92,087,323	$463,071,111	$25,491,616
Repurchase agreement(s) at cost	12,486,645	7,313,543	19,100,173	15,070,698
Net unrealized appreciation (depreciation)	4,431,427	3,907,191	78,530,613	(372,985)

Investments at value	126,606,828	103,308,057	560,701,897	40,189,329
Cash	199,889	—	68,792	—
Foreign currency at value (identified cost $61,972, $0, $0 and $8,741,665, respectively)	62,174	—	—	8,850,551
Receivable for Fund shares sold	481,955	2,540,196	825,170	—
Receivable for securities sold	160,896	—	—	—
Dividends and interest receivable	765,619	1,186,184	258,481	37,696
Tax reclaims receivable	1,270	—	68,049	—
Unrealized appreciation on futures contracts (Note 2)	—	—	—	690,642

TOTAL ASSETS	128,278,631	107,034,437	561,922,389	49,768,218

LIABILITIES
Options written, at value (premiums received $0, $0, $0 and $932,030, respectively) (Note 2)	—	—	—	928,197
Payable for securities purchased	8,625,332	—	—	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	2,221,480	—	—
Payable for Fund shares redeemed	88,186	16,356	477,882	—
Due to broker (Note 2)	—	—	—	21,245
Unrealized depreciation on futures contracts (Note 2)	—	—	—	559,979
Distributions payable	—	90,211	—	—
Management fees payable (Note 6)	44,837	20,033	369,390	25,436
Deferred Trustees’ fees (Note 6)	104,926	28,772	496,704	16,979
Administrative fees payable (Note 6)	4,147	3,676	20,446	1,756
Payable to distributor (Note 6d)	853	184	2,134	8
Other accounts payable and accrued expenses	60,987	33,069	137,089	22,661

TOTAL LIABILITIES	8,929,268	2,413,781	1,503,645	1,576,261

NET ASSETS	$119,349,363	$104,620,656	$560,418,744	$48,191,957

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities (continued)

June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
NET ASSETS CONSIST OF:
Paid-in capital	$113,310,400	$101,023,645	$481,131,819	$50,385,158
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	731,775	(22,790)	987,455	(343,827)
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	876,661	(287,390)	(231,143)	(1,719,795)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	4,430,527	3,907,191	78,530,613	(129,579)

NET ASSETS	$119,349,363	$104,620,656	$560,418,744	$48,191,957

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$59,650,135	$15,414,294	$428,202,614	$309,335

Shares of beneficial interest	4,421,319	1,482,656	15,464,223	33,824

Net asset value and redemption price per share	$13.49	$10.40	$27.69	$9.15

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.09	$10.72	$29.38	$9.71

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$47,628,762	$5,586,970	$61,290,264	$265,612

Shares of beneficial interest	3,544,174	537,254	3,099,399	29,480

Net asset value and offering price per share	$13.44	$10.40	$19.77	$9.01

Class N shares:
Net assets	$1,086	$—	$—	$—

Shares of beneficial interest	81	—	—	—

Net asset value, offering and redemption price per share	$13.41	$—	$—	$—

Class Y shares:
Net assets	$12,069,380	$83,619,392	$70,925,866	$47,617,010

Shares of beneficial interest	899,074	8,033,487	2,231,066	5,185,149

Net asset value, offering and redemption price per share	$13.42	$10.41	$31.79	$9.18

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2016 (Unaudited)

	Loomis Sayles Multi-Asset Income Fund	McDonnell Intermediate Municipal Bond Fund	Natixis U.S. Equity Opportunities Fund	Seeyond Multi-Asset Allocation Fund
INVESTMENT INCOME
Dividends	$1,274,842	$—	$4,918,316	$38,688
Interest	1,395,278	821,123	1,918	70,805
Less net foreign taxes withheld	(9,154)	—	(95,205)	—

	2,660,966	821,123	4,825,029	109,493

Expenses
Management fees (Note 6)	312,874	180,564	2,139,505	199,334
Service and distribution fees (Note 6)	303,173	44,538	814,149	1,503
Administrative fees (Note 6)	25,188	19,989	118,416	10,384
Trustees’ fees and expenses (Note 6)	7,846	7,553	10,475	7,363
Transfer agent fees and expenses (Note 6)	38,881	9,647	268,206	2,432
Audit and tax services fees	23,441	25,493	23,633	32,669
Custodian fees and expenses	23,742	3,469	10,811	10,350
Interest expense (Note 11)	—	—	—	26,912
Legal fees	964	363	3,614	323
Registration fees	31,960	29,599	32,686	26,785
Shareholder reporting expenses	13,157	2,450	33,983	843
Miscellaneous expenses	8,147	5,562	10,784	9,320

Total expenses	789,373	329,227	3,466,262	328,218
Fee/expense recovery (Note 6)	—	—	2,238	—
Less waiver and/or expense reimbursement (Note 6)	(87,336)	(81,553)	—	(53,566)

Net expenses	702,037	247,674	3,468,500	274,652

Net investment income (loss)	1,958,929	573,449	1,356,529	(165,159)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,492,034	89,520	320,194	(979,844)
Futures contracts	(289,466)	—	—	(119,069)
Options written	—	—	—	(185,883)
Foreign currency transactions	3,532	—	—	187,324
Increase from payments by affiliates (Note 6)	—	—	—	61,161
Net change in unrealized appreciation on:
Investments	2,383,338	2,605,102	5,645,894	1,374,130
Futures contracts	—	—	—	286,054
Options written	—	—	—	(163,461)
Foreign currency translations	3,006	—	—	295,791

Net realized and unrealized gain on investments, futures contracts, options written and foreign currency transactions	4,592,444	2,694,622	5,966,088	756,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,551,373	$3,268,071	$7,322,617	$591,044

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Loomis Sayles Multi-Asset Income Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,958,929	$3,626,869
Net realized gain on investments, futures contracts and foreign currency transactions	2,206,100	7,718,703
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,386,344	(15,091,886)

Net increase (decrease) in net assets resulting from operations	6,551,373	(3,746,314)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(705,995)	(2,173,545)
Class C	(400,868)	(937,937)
Class N	(14)	(14)
Class Y	(135,518)	(430,540)

Total distributions	(1,242,395)	(3,542,036)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(8,277,732)	(48,770,339)

Net decrease in net assets	(2,968,754)	(56,058,689)
NET ASSETS
Beginning of the period	122,318,117	178,376,806

End of the period	$119,349,363	$122,318,117

UNDISTRIBUTED NET INVESTMENT INCOME	$731,775	$15,241

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets (continued)

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$573,449	$544,038
Net realized gain on investments	89,520	24,506
Net change in unrealized appreciation (depreciation) on investments	2,605,102	538,992

Net increase in net assets resulting from operations	3,268,071	1,107,536

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(62,866)	(46,261)
Class C	(11,174)	(15,022)
Class Y	(499,409)	(504,191)

Total distributions	(573,449)	(565,474)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	22,430,488	46,018,276

Net increase in net assets	25,125,110	46,560,338
NET ASSETS
Beginning of the period	79,495,546	32,935,208

End of the period	$104,620,656	$79,495,546

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(22,790)	$(22,790)

See accompanying notes to financial statements.

43  |

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,356,529	$837,665
Net realized gain on investments	320,194	26,118,486
Net change in unrealized appreciation (depreciation) on investments	5,645,894	3,596,453

Net increase in net assets resulting from operations	7,322,617	30,552,604

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(378,543)	—
Class C	(75,717)	—
Class Y	(46,716)	(147,433)
Net realized capital gains
Class A	(3,626,706)	(20,882,818)
Class B(a)	—	(45,584)
Class C	(726,461)	(4,110,090)
Class Y	(448,323)	(2,904,325)

Total distributions	(5,302,466)	(28,090,250)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	3,654,841	56,719,631

Net increase in net assets	5,674,992	59,181,985
NET ASSETS
Beginning of the period	554,743,752	495,561,767

End of the period	$560,418,744	$554,743,752

UNDISTRIBUTED NET INVESTMENT INCOME	$987,455	$131,902

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  44

Statements of Changes in Net Assets (continued)

	Seeyond Multi-Asset Allocation Fund
	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(165,159)	$(372,544)
Net realized loss on investments, futures contracts, options written and foreign currency transactions	(1,036,311)	(612,468)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	1,792,514	(1,624,172)

Net increase (decrease) in net assets resulting from operations	591,044	(2,609,184)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	—	(453)
Class C	—	(576)
Class Y	—	(658,223)

Total distributions	—	(659,252)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	20,475	2,065,103

Net increase (decrease) in net assets	611,519	(1,203,333)
NET ASSETS
Beginning of the period	47,580,438	48,783,771

End of the period	$48,191,957	$47,580,438

ACCUMULATED NET INVESTMENT LOSS	$(343,827)	$(178,668)

See accompanying notes to financial statements.

45  |

Financial Highlights

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$12.85		$13.45		$12.21	$11.83	$10.74	$10.41

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24		0.32		0.32	0.29	0.29	0.34
Net realized and unrealized gain (loss)	0.56		(0.58)		1.26	0.40	1.12	0.40

Total from Investment Operations	0.80		(0.26)		1.58	0.69	1.41	0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.34)		(0.34)	(0.31)	(0.32)	(0.41)
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.16)		(0.34)		(0.34)	(0.31)	(0.32)	(0.41)

Net asset value, end of the period	$13.49		$12.85		$13.45	$12.21	$11.83	$10.74

Total return(b)	6.27	%(c)(d)	(1.96	)%(c)	13.08%	5.84%	13.22%	7.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,650		$63,254		$110,874	$79,039	$78,216	$45,211
Net expenses	0.95	%(e)(f)	1.04	%(e)(g)	1.06%	1.09%	1.11%	1.13%
Gross expenses	1.10	%(f)	1.11%		1.06%	1.09%	1.11%	1.13%
Net investment income	3.72	%(f)	2.40%		2.46%	2.34%	2.53%	3.17%
Portfolio turnover rate	207	%(h)	93	%(i)	41%	41%	29%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective September 1, 2015, the expense limit decreased from 1.25% to 0.95%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of the period	$12.80		$13.41		$12.17	$11.80	$10.71	$10.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.24		0.22	0.19	0.20	0.26
Net realized and unrealized gain (loss)	0.56		(0.60)		1.27	0.39	1.12	0.39

Total from Investment Operations	0.75		(0.36)		1.49	0.58	1.32	0.65

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)		(0.25)		(0.25)	(0.21)	(0.23)	(0.33)
Net realized capital gains	—		—		—	—	—	—

Total Distributions	(0.11)		(0.25)		(0.25)	(0.21)	(0.23)	(0.33)

Net asset value, end of the period	$13.44		$12.80		$13.41	$12.17	$11.80	$10.71

Total return(b)	5.91	%(c)(d)	(2.73	)%(c)	12.28%	4.98%	12.43%	6.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$47,629		$47,791		$53,074	$48,512	$49,697	$29,814
Net expenses	1.70	%(e)(f)	1.80	%(e)(g)	1.81%	1.84%	1.86%	1.88%
Gross expenses	1.85	%(f)	1.87%		1.81%	1.84%	1.86%	1.88%
Net investment income	2.98	%(f)	1.78%		1.70%	1.59%	1.79%	2.42%
Portfolio turnover rate	207	%(h)	93	% (i)	41%	41%	29%	20%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective September 1, 2015, the expense limit decreased from 2.00% to 1.70%.
(h)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(i)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class N
	Six Months Ended June 30, 2016 (Unaudited)		Period Ended December 31, 2015*
Net asset value, beginning of the period	$12.77		$12.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.14
Net realized and unrealized gain (loss)	0.56		0.10

Total from Investment Operations	0.82		0.24

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.17)
Net realized capital gains	—		—

Total Distributions	(0.18)		(0.17)

Net asset value, end of the period	$13.41		$12.77

Total return(b)(c)	6.47%		1.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1		$1
Net expenses(d)(e)	0.65%		0.65%
Gross expenses(e)	13.66%		13.66%
Net investment income(e)	4.01%		3.22%
Portfolio turnover rate	207	%(f)	93%

*	From commencement of Class operations on August 31, 2015 through December 31, 2015 for Class N shares.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Loomis Sayles Multi-Asset Income Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$12.79		$13.39		$12.19	$11.83	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.26		0.36		0.38	0.33	(0.02)
Net realized and unrealized gain (loss)	0.55		(0.59)		1.19	0.37	0.18

Total from Investment Operations	0.81		(0.23)		1.57	0.70	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.37)		(0.37)	(0.34)	(0.05)
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.18)		(0.37)		(0.37)	(0.34)	(0.05)

Net asset value, end of the period	$13.42		$12.79		$13.39	$12.19	$11.83

Total return	6.35	%(b)(c)	(1.72	)%(b)	13.05%	5.93%	1.35	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,069		$11,272		$14,428	$628	$1
Net expenses	0.70	%(d)(e)	0.80	%(d)(f)	0.82%	0.83%	1.00	%(e)
Gross expenses	0.85	%(e)	0.86%		0.82%	0.83%	1.00	%(e)
Net investment income (loss)	3.98	%(e)	2.73%		2.92%	2.71%	(2.37	)%(e)
Portfolio turnover rate	207	%(g)	93	%(h)	41%	41%	29%

*	From commencement of operations on December 3, 2012, through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective September 1, 2015, the expense limit decreased from 1.00% to 0.70%.
(g)	The variation in the Fund’s turnover rate from 2015 to 2016 was primarily due to a repositioning of the portfolio as well as sales of additional securities as a result of a change in investment strategy in 2015.
(h)	The variation in the Fund’s turnover rate from 2014 to 2015 was primarily due to a change in the investment strategy and management structure of the Fund.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09		$10.00		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.13		0.11	0.09	(0.01)
Net realized and unrealized gain (loss)	0.31		0.10		0.47	(0.35)	(0.10)

Total from Investment Operations	0.37		0.23		0.58	(0.26)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.14)		(0.12)	(0.09)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.06)		(0.14)		(0.12)	(0.09)	—

Net asset value, end of the period	$10.40		$10.09		$10.00	$9.54	$9.89

Total return(b)(c)	3.65	%(d)	2.28%		6.08%	(2.66)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$15,414		$6,427		$2,399	$1,047	$1
Net expenses(e)	0.70	%(f)	0.74	%(g)	0.80%	0.80%	2.19	%(f)(h)
Gross expenses	0.88	%(f)	1.12%		1.26%	1.37%	2.23	%(f)
Net investment income (loss)	1.13	%(f)	1.27%		1.15%	0.90%	(0.71	)%(f)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 0.80% to 0.70%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.09		$9.99		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02		0.05		0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	0.31		0.11		0.45	(0.34)	(0.10)

Total from Investment Operations	0.33		0.16		0.49	(0.33)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.06)		(0.04)	(0.02)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.02)		(0.06)		(0.04)	(0.02)	—

Net asset value, end of the period	$10.40		$10.09		$9.99	$9.54	$9.89

Total return(b)(c)	3.26	%(d)	1.63%		5.18%	(3.35)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,587		$6,355		$2,223	$55	$1
Net expenses(e)	1.45	%(f)	1.49	%(g)	1.55%	1.55%	2.20	%(f)(h)
Gross expenses	1.63	%(f)	1.88%		2.04%	2.08%	2.24	%(f)
Net investment income (loss)	0.36	%(f)	0.52%		0.41%	0.14%	(0.73	)%(f)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2015, the expense limit decreased from 1.55% to 1.45%.
(h)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.10		$10.00		$9.54	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.15		0.14	0.11	(0.01)
Net realized and unrealized gain (loss)	0.31		0.11		0.46	(0.34)	(0.11)

Total from Investment Operations	0.38		0.26		0.60	(0.23)	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.16)		(0.14)	(0.11)	—
Net realized capital gains	—		—		—	—	—

Total Distributions	(0.07)		(0.16)		(0.14)	(0.11)	—

Net asset value, end of the period	$10.41		$10.10		$10.00	$9.54	$9.88

Total return(b)	3.77	%(c)	2.63%		6.36%	(2.31)%	(1.20	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$83,619		$66,713		$28,314	$21,704	$14,827
Net expenses(d)	0.45	%(e)	0.49	%(f)	0.55%	0.55%	2.33	%(e)(g)
Gross expenses	0.63	%(e)	0.85%		1.02%	1.04%	2.37	%(e)
Net investment income (loss)	1.37	%(e)	1.48%		1.46%	1.13%	(0.84	)%(e)
Portfolio turnover rate	8%		20%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 0.55% to 0.45%.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$27.60		$27.40		$33.07		$26.35		$23.56		$25.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07		0.06		0.02		(0.04)		0.07		(0.04)
Net realized and unrealized gain (loss)	0.27		1.55		4.31		9.34		4.12		(0.69)

Total from Investment Operations	0.34		1.61		4.33		9.30		4.19		(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—		—		—		(0.07)		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.41)		(10.00)		(2.58)		(1.40)		(0.88)

Net asset value, end of the period	$27.69		$27.60		$27.40		$33.07		$26.35		$23.56

Total return(b)	1.29	%(c)	5.86%		12.94%		35.75	%(d)	17.79	%(d)	(2.79	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$428,203		$422,069		$400,678		$371,102		$289,898		$281,467
Net expenses	1.24	%(e)	1.25	%(f)	1.29	%(g)	1.30	%(h)	1.30	%(h)	1.34	%(h)(i)
Gross expenses	1.24	%(e)	1.25%		1.29	%(g)	1.32%		1.35%		1.38%
Net investment income (loss)	0.56	%(e)	0.21%		0.07%		(0.12)%		0.25%		(0.15)%
Portfolio turnover rate	4%		20%		93	%(j)	50%		52%		97%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 1.30% to 1.25%.
(g)	Includes fee/expense recovery of 0.02%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective June 1, 2011, the expense limit decreased to 1.30%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$19.86		$20.24		$26.92		$21.99		$19.94		$21.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.11)		(0.19)		(0.22)		(0.11)		(0.20)
Net realized and unrealized gain (loss)	0.18		1.14		3.51		7.73		3.49		(0.59)

Total from Investment Operations	0.16		1.03		3.32		7.51		3.38		(0.79)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		—		—		—		—		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Net asset value, end of the period	$19.77		$19.86		$20.24		$26.92		$21.99		$19.94

Total return(b)	0.88	%(c)	5.06%		12.12%		34.69	%(d)	16.96	%(d)	(3.53	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$61,290		$61,864		$53,925		$44,150		$30,525		$28,462
Net expenses	1.99	%(e)	2.00	%(f)	2.04	%(g)	2.05	%(h)	2.05	%(h)	2.09	%(h)(i)
Gross expenses	1.99	%(e)	2.00%		2.04	%(g)	2.07%		2.10%		2.13%
Net investment loss	(0.19	)%(e)	(0.54)%		(0.68)%		(0.86)%		(0.49)%		(0.90)%
Portfolio turnover rate	4%		20%		93	%(j)	50%		52%		97%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2015, the expense limit decreased from 2.05% to 2.00%.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011
Net asset value, beginning of the period	$31.61		$31.18		$36.32		$28.68		$25.52		$27.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.15		0.12		0.05		0.17		0.04
Net realized and unrealized gain (loss)	0.31		1.76		4.74		10.17		4.46		(0.76)

Total from Investment Operations	0.43		1.91		4.86		10.22		4.63		(0.72)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.07)		—		—		(0.14)		—
Net realized capital gains	(0.23)		(1.41)		(10.00)		(2.58)		(1.33)		(0.88)

Total Distributions	(0.25)		(1.48)		(10.00)		(2.58)		(1.47)		(0.88)

Net asset value, end of the period	$31.79		$31.61		$31.18		$36.32		$28.68		$25.52

Total return	1.41	%(b)	6.11%		13.25%		36.06	%(c)	18.15	%(c)	(2.56	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$70,926		$70,643		$37,636		$24,661		$11,035		$2,047
Net expenses	0.99	%(d)	1.00	%(e)	1.05	%(f)	1.05	%(g)	1.05	%(g)	1.09	%(g)(h)
Gross expenses	0.99	%(d)	1.00%		1.05	%(f)	1.07%		1.10%		1.14%
Net investment income	0.81	%(d)	0.46%		0.32%		0.13%		0.61%		0.16%
Portfolio turnover rate	4%		20%		93	% (i)	50%		52%		97%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2015, the expense limit decreased from 1.05% to 1.00%.
(f)	Includes fee/expense recovery of 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective June 1, 2011, the expense limit decreased to 1.05%.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class A
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.04		$9.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)		(0.09)	(0.05)
Net realized and unrealized gain (loss)	0.15		(0.42)	(0.27)

Total from Investment Operations	0.11		(0.51)	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.15		$9.04	$9.68

Total return(b)(c)	1.11	%(d)	(5.39)%	(3.20	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309		$246	$1
Net expenses, including interest expense(e)	1.41	%(f)	1.35%	1.31	%(f)
Gross expenses, including interest expense	1.64	%(f)	1.60%	1.47	%(f)
Net expenses, excluding interest expense(e)	1.30	%(f)	1.30%	1.30	%(f)
Gross expenses, excluding interest expense	1.53	%(f)	1.55%	1.46	%(f)
Net investment loss	(0.92	)%(f)	(0.90)%	(1.05	)%(f)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class C
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$8.94		$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)		(0.16)	(0.07)
Net realized and unrealized gain (loss)	0.14		(0.42)	(0.28)

Total from Investment Operations	0.07		(0.58)	(0.35)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.01		$8.94	$9.65

Total return(b)(c)	0.78	%(d)	(6.14)%	(3.50	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$266		$201	$27
Net expenses, including interest expense (e)	2.16	%(f)	2.10%	2.06	%(f)
Gross expenses, including interest expense	2.39	%(f)	2.33%	2.38	%(f)
Net expenses, excluding interest expense(e)	2.05	%(f)	2.05%	2.05	%(f)
Gross expenses, excluding interest expense	2.28	%(f)	2.28%	2.37	%(f)
Net investment loss	(1.67	)%(f)	(1.67)%	(1.64	)%(f)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Seeyond Multi-Asset Allocation Fund—Class Y
	Six Months Ended June 30, 2016 (Unaudited)		Year Ended December 31, 2015	Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.07		$9.69	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.07)	(0.03)
Net realized and unrealized gain (loss)	0.14		(0.42)	(0.28)

Total from Investment Operations	0.11		(0.49)	(0.31)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—
Net realized capital gains	—		(0.13)	—

Total Distributions	—		(0.13)	—

Net asset value, end of the period	$9.18		$9.07	$9.69

Total return(b)	1.32	%(c)	(5.17)%	(3.10	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$47,617		$47,134	$48,756
Net expenses, including interest expense(d)	1.16	%(e)	1.09%	1.05	%(e)
Gross expenses, including interest expense	1.39	%(e)	1.29%	1.35	%(e)
Net expenses, excluding interest expense(d)	1.05	%(e)	1.05%	1.05	%(e)
Gross expenses, excluding interest expense	1.28	%(e)	1.25%	1.35	%(e)
Net investment loss	(0.70	)%(e)	(0.75)%	(0.79	)%(e)
Portfolio turnover rate	34%		36%	40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Notes to Financial Statements

June 30, 2016 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Multi-Asset Income Fund (the “Multi-Asset Income Fund”)

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

SeeyondSM Multi-Asset Allocation Fund (the “Multi-Asset Allocation Fund”)

Each Fund is a diversified investment company, except for Multi-Asset Allocation Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Multi-Asset Income Fund also offers Class N shares. As of the close of business on January 11, 2016, Class B shares of U.S. Equity Opportunities Fund were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 3.00% and 4.25% for Intermediate Municipal Bond Fund and Multi-Asset Income Fund, respectively, and 5.75% for U.S. Equity Opportunities Fund and Multi-Asset Allocation Fund. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and fund of funds that are distributed by NGAM Distribution, L.P. and with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000. Some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the

59  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C) and transfer agent fees for Multi-Asset Income Fund are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are

|  60

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively. Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). Option contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers. Interest rate swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

61  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of June 30, 2016, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Options contracts[1]	Percentage of Net Assets	Futures contracts[2]	Percentage of Net Assets	Equity securities[3]	Percentage of Net Assets
Multi-Asset Income Fund	$—	—	$—	—	$4,395,894	3.68%
Multi-Asset Allocation Fund	1,923,543	3.99%	187,985	0.39%	—	—

[1]

Certain foreign index option contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents absolute value of open contracts.

[2]

Certain foreign index futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those contracts. Amount shown represents gross unrealized appreciation/(depreciation) of open contracts, at absolute value.

[3]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

|  62

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

During the six months ended June 30, 2016, the amount of income available to be distributed by Multi-Asset Income Fund was reduced by $614,016 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has

63  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

|  64

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter (“OTC”) options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

For the six months ended June 30, 2016, the Funds were not party to any OTC options.

g.  Swaptions.  Certain funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap

65  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

For the six months ended June 30, 2016, the Funds were not party to any swaptions.

h.  Swap Agreements.  Multi-Asset Income Fund may enter into interest rate swaps. An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as fees receivable or payable. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared

|  66

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

For the six months ended June 30, 2016, Multi-Asset Income Fund was not party to any interest rate swaps.

i.  Due to Brokers.  Transactions and positions in futures and options contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due to broker balance in the Statement of Assets and Liabilities for Multi-Asset Allocation Fund represents cash on deposit with the broker for open futures and options contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2016 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected

67  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, contingent payment debt instruments, premium amortization, convertible bonds, paydown gains and losses, Treasury Inflation-Protected Securities (“TIPS”), distributions in excess of income and/or capital gain, return of capital distributions received, distribution redesignation and foreign currency gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, trust preferred securities, return of capital distributions received, futures and options contract mark-to-market and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

	2015 Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Multi-Asset Income Fund	$3,542,036	$—	$—	$3,542,036
Intermediate Municipal Bond Fund	—	565,474	—	565,474
U.S. Equity Opportunities Fund	7,472,234	—	20,618,016	28,089,250
Multi-Asset Allocation Fund	—	—	659,252	659,252

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

|  68

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

As of December 31, 2015, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Multi-Asset Income Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund	Multi-Asset Allocation Fund
Capital loss carryforward:
Short-term:
December 31, 2017	$(1,209,090)	$—	$—	$—
No expiration date	—	(332,683)	—	—
Long-term:
No expiration date	—	(44,227)	—	—

Total capital loss carryforward	$(1,209,090)	$(376,910)	$—	$—

Late-year ordinary and post-October capital loss deferrals*	$(3,169)	$—	$—	$(1,081,274)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year. Multi-Asset Income Fund is deferring capital losses that occurred after October 31, 2015. Multi-Asset Allocation Fund is deferring foreign currency losses and capital losses that occurred after October 31, 2015.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

As of June 30, 2016, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Multi-Asset Income Fund	Intermediate Municipal Bond Fund	U.S. Equity Opportunities Fund	Multi-Asset Allocation Fund
Unrealized appreciation (depreciation)
Investments	$4,423,250	$3,907,191	$78,530,613	$(368,475)
Foreign currency translations	$(1,311)	—	—	108,910

Total unrealized appreciation (depreciation)	$4,421,939	$3,907,191	$78,530,613	$(259,565)

69  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2016, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

|  70

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

n.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2016, none of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

71  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016, at value:

Multi-Asset Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$—	$296,667	$—	$296,667
Airlines	301,838	170,515	—	472,353
Automobiles	201,185	164,992	—	366,177
Banks	2,641,745	174,774	—	2,816,519
Commercial Services & Supplies	646,863	269,083	—	915,946
Construction & Engineering	—	172,474	—	172,474
Diversified Telecommunication Services	1,609,934	174,863	—	1,784,797
Electric Utilities	2,338,479	456,680	—	2,795,159
Food Products	395,161	167,748	—	562,909
Household Durables	453,468	127,676	—	581,144
Internet Software & Services	—	300,981	—	300,981
Multi-Utilities	800,815	24,793	—	825,608
Oil, Gas & Consumable Fuels	2,805,016	27,329	—	2,832,345
Paper & Forest Products	—	170,775	—	170,775
Personal Products	—	333,113	—	333,113
Tobacco	1,555,017	691,472	—	2,246,489
Trading Companies & Distributors	—	172,488	—	172,488
Transportation Infrastructure	—	180,998	—	180,998
Wireless Telecommunication Services	—	318,475	—	318,475
All Other Common Stocks(a)	30,779,939	—	—	30,779,939

Total Common Stocks	44,529,460	4,395,896	—	48,925,356

Bonds and Notes(a)	—	42,856,881	—	42,856,881
Exchange-Traded Funds	9,537,000	—	—	9,537,000
Preferred Stocks
Non-Convertible Preferred Stocks
Banking	2,378,244	2,545,913	—	4,924,157
All Other Non-Convertible Preferred Stocks(a)	1,525,472	—	—	1,525,472

Total Non-Convertible Preferred Stocks	3,903,716	2,545,913	—	6,449,629

Convertible Preferred Stock(a)	554,358	—	—	554,358

Total Preferred Stocks	4,458,074	2,545,913	—	7,003,987

|  72

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Multi-Asset Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$5,796,959	$—	$5,796,959
Short-Term Investments	—	12,486,645	—	12,486,645

Total	$58,524,534	$68,082,294	$—	$126,606,828

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$95,994,514	$—	$95,994,514
Short-Term Investments	—	7,313,543	—	7,313,543

Total	$—	$103,308,057	$—	$103,308,057

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$541,601,724	$—	$—	$541,601,724
Short-Term Investments	—	19,100,173	—	19,100,173

Total	$541,601,724	$19,100,173	$—	$560,701,897

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

73  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

Multi-Asset Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$8,793,490	$—	$8,793,490
Exchange-Traded Funds(a)	3,209,413	—	—	3,209,413
Purchased Options(a)	125,050	995,346	—	1,120,396
Short-Term Investments	—	27,066,030	—	27,066,030

Total Investments	3,334,463	36,854,866	—	40,189,329

Futures Contracts (unrealized appreciation)	593,595	97,047	—	690,642

Total	$3,928,058	$36,951,913	$—	$40,879,971

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(928,197)	$—	$(928,197)
Futures Contracts (unrealized depreciation)	(469,041)	(90,938)	—	(559,979)

Total	$(469,041)	$(1,019,135)	$—	$(1,448,176)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2016, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2015 and/or June 30, 2016:

Multi-Asset Income Fund

Investments in Securities	Balance as of December 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Building Materials	$40,758	$2	$(110,921)	$108,665	$—

|  74

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Multi-Asset Income Fund (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2016
Bonds and Notes
Building Materials	$(38,504)	$—	$—	$—	$—

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Multi-Asset Income Fund and Multi-Asset Allocation Fund used during the period include futures contracts and option contracts.

Multi-Asset Income Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts for investment purposes. During the six months ended June 30, 2016, the Fund engaged in futures contracts for investment purposes.

Multi-Asset Allocation Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments and futures contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the six months ended June 30, 2016, the Fund used futures, equity index options and options on futures contracts to gain investment exposure in accordance with its objective.

75  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Transactions in derivative instruments for Multi-Asset Income Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Equity Contracts	$(289,466)

The following is a summary of derivative instruments for Multi-Asset Allocation Fund as of June 30, 2016, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$153,701	$153,701
Foreign exchange contracts	—	167,031	167,031
Equity contracts	1,120,396	369,910	1,490,306

Total asset derivatives	$1,120,396	$690,642	$1,811,038

Liabilities	Options written at value	Unrealized depreciation on futures contracts	Total
Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$(28,765)	$(28,765)
Foreign exchange contracts	—	(247,713)	(247,713)
Equity contracts	(928,197)	(283,501)	(1,211,698)

Total liability derivatives	$(928,197)	$(559,979)	$1,488,176)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Multi-Asset Allocation Fund during the six months ended June 30, 2016 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$—	$441,882	$—
Foreign exchange contracts	—	305,292	—
Equity contracts	(548,562)	(866,243)[3]	(185,883)

Total	$(548,562)	$(119,069)	$(185,883)

|  76

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$7,719	$130,616	$—
Foreign exchange contracts	—	(84,669)	—
Equity contracts	107,156	240,107	(163,461)

Total	$114,875	$286,054	$(163,461)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
[3]	Excludes reimbursement for losses incurred in connection with a trading error. See Note 6i.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, for Multi-Asset Income Fund and Multi-Asset Allocation Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2016:

Multi-Asset Income Fund	Futures
Average Notional Amount Outstanding	0.59%
Highest Notional Amount Outstanding	3.01%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2016	0.00%

Multi-Asset Allocation Fund	Futures
Average Notional Amount Outstanding	93.80%
Highest Notional Amount Outstanding	111.13%
Lowest Notional Amount Outstanding	68.08%
Notional Amount Outstanding as of June 30, 2016	82.92%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

77  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The volume of option contract activity, as a percentage of net assets, for Multi-Asset Allocation Fund, based on month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2016:

Multi-Asset Allocation Fund*	Call Options Purchased	Put Options Purchased	Call Options Written	Put Options Written
Average Market Value of Underlying Instruments	44.33%	73.32%	11.38%	15.00%
Highest Market Value of Underlying Instruments	63.50%	118.55%	26.00%	53.71%
Lowest Market Value of Underlying Instruments	31.70%	42.97%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2016	37.27%	54.45%	7.39%	9.63%

*	Market value of underlying instruments is determined as follows: for domestic indices by multiplying the number of contracts by the contract multiplier by the price of the option’s underlying index, for foreign indices by multiplying the number of contracts by the contract multiplier by the price of the option’s underlying index and dividing by the foreign currency exchange rate and for futures by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

Market value of underlying securities at the end of the prior period, if applicable, are included in the averages above.

The following is a summary of Multi-Asset Allocation Fund’s written option activity:

	Contracts	Premiums
Outstanding at December 31, 2015	443	$1,982,375
Options written	760	1,774,559
Options terminated in closing purchase transactions	(945)	(2,824,904)

Outstanding at June 30, 2016	258	$932,030

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically

|  78

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross
Multi-Asset Allocation Fund	$2,599,899

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2016, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Multi-Asset Income Fund	$191,624,114	$201,870,151
Intermediate Municipal Bond Fund	28,798,140	7,003,857
U.S. Equity Opportunities Fund	23,724,486	29,850,199
Multi-Asset Allocation Fund	5,179,146	3,999,209

For the six months ended June 30, 2016, purchases and sales of U.S. Government/Agency securities by Multi-Asset Income Fund were $36,729,586 and $34,247,229, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to each Fund except the Multi-Asset Allocation Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”) is the investment adviser to the Multi-Asset Allocation Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Multi-Asset Income Fund	0.55%	0.50%
Intermediate Municipal Bond Fund	0.40%	0.40%
U.S. Equity Opportunities Fund	0.80%	0.80%
Multi-Asset Allocation Fund	0.85%	0.85%

Effective July 1, 2016, Multi-Asset Allocation Fund will pay a management fee at the annual rate of 0.80% calculated daily and payable monthly based on the Fund’s average daily net assets.

79  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Multi-Asset Income Fund	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis Sayles

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s/Segment’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1 billion	Over $1 billion
Multi-Asset Income Fund	Loomis Sayles	0.325%	0.30%
Intermediate Municipal Bond Fund	McDonnell	0.20%	0.20%
U.S. Equity Opportunities Fund
Large Cap Growth Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%

Payments to NGAM Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

NGAM Advisors and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

|  80

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016 (period ending close of business January 11, 2016, for Class B) the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Multi-Asset Income Fund	0.95%	—	1.70%	0.65%	0.70%
Intermediate Municipal Bond Fund	0.70%	—	1.45%	—	0.45%
U.S. Equity Opportunities Fund	1.25%	2.00%	2.00%	—	1.00%
Multi-Asset Allocation Fund	1.30%	—	2.05%	—	1.05%

Effective July 1, 2016, the expense limits as a percentage of average daily net assets under the expense limitation agreement for Multi-Asset Allocation Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
	Class A	Class C	Class Y
Multi-Asset Allocation Fund	1.25%	2.00%	1.00%

This undertaking is in effect until April 30, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees, and will be reevaluated on an annual basis.

NGAM Advisors and Natixis AM US shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2016, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Multi-Asset Income Fund	$312,874	$77,220	$235,654	0.55%	0.41%
Intermediate Municipal Bond Fund	180,564	81,553	99,011	0.40%	0.22%
U.S. Equity Opportunities Fund	2,139,505	—	2,139,505	0.80%	0.80%
Multi-Asset Allocation Fund	199,334	53,566	145,768	0.85%	0.62%

[1]	Contractual expense management fee waivers are subject to possible recovery until December 31, 2017.

81  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, class-specific expenses have been reimbursed as follows:

	Contractual Reimbursement
Fund	Class A	Class C	Class N	Class Y
Multi-Asset Income Fund	$5,068	$4,102	$—	$880

[3]	Contractual expense reimbursements are subject to possible recovery until December 31, 2017, except as noted in Note 6g.

For the six months ended June 30, 2016, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
U.S. Equity Opportunities Fund	$2,238

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, McDonnell, Loomis Sayles and Harris are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidiary of Natixis Asset Management (“NAM”), which is in turn a subsidiary of Natixis Global Asset Management.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays (or paid) NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average

|  82

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2016, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Multi-Asset Income Fund	$71,876	$—	$57,824	$—	$173,473
Intermediate Municipal Bond Fund	13,892	—	7,662	—	22,984
U.S. Equity Opportunities Fund	516,758	12	74,336	37	223,006
Multi-Asset Allocation Fund	332	—	293	—	878

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2016, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Multi-Asset Income Fund	$25,188
Intermediate Municipal Bond Fund	19,989
U.S. Equity Opportunities Fund	118,416
Multi-Asset Allocation Fund	10,384

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries.

83  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2016, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Multi-Asset Income Fund	$31,918
Intermediate Municipal Bond Fund	7,163
U.S. Equity Opportunities Fund	96,622
Multi-Asset Allocation Fund	340

As of June 30, 2016, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Multi-Asset Income Fund	$853
Intermediate Municipal Bond Fund	184
U.S. Equity Opportunities Fund	2,134
Multi-Asset Allocation Fund	8

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2016 were as follows:

Fund	Commissions
Multi-Asset Income Fund	$7,386
Intermediate Municipal Bond Fund	2,058
U.S. Equity Opportunities Fund	24,127
Multi-Asset Allocation Fund	38

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee

|  84

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Effective September 1, 2015, NGAM Advisors has given a binding contractual undertaking to Multi-Asset Income Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the period from January 1, 2016 through June 30, 2016, NGAM Advisors reimbursed the Fund $66 for transfer agency expenses related to Class N shares.

h.  Affiliated Ownership.  As of June 30, 2016, Natixis US and affiliates held shares of Multi-Asset Income Fund and Multi-Asset Allocation Fund of less than .01% and 96.49% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Fund.

85  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

i.  Payment by Affiliates.  During the six months ended June 30, 2016, Loomis Sayles reimbursed Multi-Asset Income Fund $6,754 and Natixis AM US reimbursed Multi-Asset Allocation Fund $61,161 for losses incurred in connection with trading errors. The reimbursement to Multi-Asset Allocation Fund is presented separately, in the Statement of Operations as a realized gain, and offsets losses realized on futures contracts.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2016, Multi-Asset Income Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$19,606	$15,798	$66	$3,411

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

|  86

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

For the six months ended June 30, 2016, none of the Funds had borrowings under these agreements.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2016, amounts rebated under these agreements were as follows:

Fund	Rebates
Multi-Asset Income Fund	$6,397
U.S. Equity Opportunities Fund	1,722

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Multi-Asset Allocation Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

11.  Interest Expense.  Multi-Asset Allocation Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2016 is reflected on the Statements of Operations.

87  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015*
Multi-Asset Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	470,097	$6,150,203	1,847,041	$25,047,639
Issued in connection with the reinvestment of distributions	44,326	578,453	135,940	1,788,328
Redeemed	(1,016,031)	(12,975,537)	(5,302,356)	(70,529,840)

Net change	(501,608)	$(6,246,881)	(3,319,375)	$(43,693,873)

Class C
Issued from the sale of shares	159,433	$2,094,210	809,470	$10,798,585
Issued in connection with the reinvestment of distributions	18,173	236,227	42,974	560,787
Redeemed	(367,104)	(4,730,786)	(1,076,310)	(14,183,914)

Net change	(189,498)	$(2,400,349)	(223,866)	$(2,824,542)

Class N
Issued from the sale of shares	—	$—	79	$1,001
Issued in connection with the reinvestment of distributions	1	14	1	14

Net change	1	$14	80	$1,015

Class Y
Issued from the sale of shares	361,056	$4,774,955	1,039,119	$14,008,487
Issued in connection with the reinvestment of distributions	10,377	134,791	31,764	417,023
Redeemed	(353,971)	(4,540,262)	(1,266,925)	(16,678,449)

Net change	17,462	$369,484	(196,042)	$(2,252,939)

Increase (decrease) from capital share transactions	(673,643)	$(8,277,732)	(3,739,203)	$(48,770,339)

*	From commencement of class operations on August 31, 2015 through December 31, 2015 for Class N shares.

|  88

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	874,731	$8,899,047	592,244	$5,929,603
Issued in connection with the reinvestment of distributions	3,898	40,033	4,131	41,346
Redeemed	(32,970)	(336,238)	(199,347)	(1,988,883)

Net change	845,659	$8,602,842	397,028	$3,982,066

Class C
Issued from the sale of shares	191,100	$1,951,830	516,208	$5,183,929
Issued in connection with the reinvestment of distributions	385	3,958	478	4,779
Redeemed	(283,999)	(2,903,631)	(109,322)	(1,092,827)

Net change	(92,514)	$(947,843)	407,364	$4,095,881

Class Y
Issued from the sale of shares	3,087,169	$31,714,472	6,857,887	$68,754,803
Issued in connection with the reinvestment of distributions	6,591	67,682	19,332	193,727
Redeemed	(1,666,173)	(17,006,665)	(3,102,593)	(31,008,201)

Net change	1,427,587	$14,775,489	3,774,626	$37,940,329

Increase (decrease) from capital share transactions	2,180,732	$22,430,488	4,579,018	$46,018,276

89  |

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,167,598	$29,980,775	1,905,649	$53,185,247
Issued in connection with the reinvestment of distributions	142,741	3,821,175	717,539	19,984,422
Redeemed	(1,136,394)	(30,168,835)	(1,954,194)	(54,802,400)

Net change	173,945	$3,633,115	668,994	$18,367,269

Class B(a)
Issued from the sale of shares	—	$—	451	$9,116
Issued in connection with the reinvestment of distributions	—	—	2,049	41,836
Redeemed	(8,466)	(156,331)	(158,367)	(3,248,117)

Net change	(8,466)	$(156,331)	(155,867)	$(3,197,165)

Class C
Issued from the sale of shares	198,615	$3,778,832	731,050	$14,968,474
Issued in connection with the reinvestment of distributions	34,129	653,580	166,686	3,355,438
Redeemed	(248,003)	(4,748,501)	(447,307)	(9,204,165)

Net change	(15,259)	$(316,089)	450,429	$9,119,747

Class Y
Issued from the sale of shares	640,093	$19,893,099	1,585,958	$50,501,292
Issued in connection with the reinvestment of distributions	13,938	428,156	79,841	2,543,672
Redeemed	(657,565)	(19,827,109)	(638,372)	(20,615,184)

Net change	(3,534)	$494,146	1,027,427	$32,429,780

Increase (decrease) from capital share transactions	146,686	$3,654,841	1,990,983	$56,719,631

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

|  90

Notes to Financial Statements (continued)

June 30, 2016 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
Multi-Asset Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	6,595	$60,126	27,184	$256,150
Issued in connection with the reinvestment of distributions	—	—	46	454
Redeemed	—	—	(101)	(991)

Net change	6,595	$60,126	27,129	$255,613

Class C
Issued from the sale of shares	7,679	$68,000	26,919	$257,993
Issued in connection with the reinvestment of distributions	—	—	58	577
Redeemed	(647)	(5,822)	(7,350)	(70,270)

Net change	7,032	$62,178	19,627	$188,300

Class Y
Issued from the sale of shares	12,789	$115,434	115,322	$1,137,630
Issued in connection with the reinvestment of distributions	—	—	66,280	658,156
Redeemed	(24,211)	(217,263)	(18,663)	(174,596)

Net change	(11,422)	$(101,829)	162,939	$1,621,190

Increase (decrease) from capital share transactions	2,205	$20,475	209,695	$2,065,103

91  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2016

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 23, 2016